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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22680

Ultimus Managers Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Frank L. Newbauer, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Alambic Small Cap Value Plus Fund (ALAMX)

Alambic Small Cap Growth Plus Fund (ALGSX)

Alambic Mid Cap Value Plus Fund (ALMVX)

Alambic Mid Cap Growth Plus Fund (ALMGX)

Semi-Annual Report

February 28, 2018
(Unaudited)

ALAMBIC FUNDS LETTER TO SHAREHOLDERS	March 12, 2018

Dear Alambic Funds Shareholder

We are pleased to present you with the Alambic Funds Semi-Annual report for our fiscal 6 months ending February 28, 2018. This has been a very interesting and at times baffling period in the US equity markets and our four mutual funds have generally weathered the volatility well. We spent much of the period researching and implementing adjustments to our factors which are intended to reduce our inherent value bias and improve performance of our growth funds. We are happy with the progress we are making in refining our portfolio strategies. Once again, we are validating our belief that a long-term view and disciplined systematic approach to fundamental investing will reward patient, value-focused investors.

Much has changed since the beginning of this reporting period, which began in September 2017. Small and Midcap equities continued to make new highs during the September through January period, which coincided with huge inflows into passively managed funds throughout the period, but particularly in January. Solid underlying economic fundamentals and generally strong earnings drove performance into December, when the tax reform tailwind caught on and pushed us to new highs in January. Rapidly rising bond yields, combined with a hint of wage growth expansion in the February 2 payroll data, sparked inflation fears which resulted in the significant market correction we had in early February.

During this period, the S&P forward P/E ratio fell to around 17x, its lowest level since late 2016, amid falling prices and surging earnings forecasts. Also during this period, small and midcap equities bucked the historical trend by outperforming large caps and avoiding much of the 10% correction in early February. However, consistent with the prior 6 months, faster growers outperformed slower growers and higher quality outperformed lower quality. These market factors did not help us during the period, but we believe they are laying the groundwork for value to return to favor at some point in 2018. In the near term, tax reform, economic growth and improving valuations should favor small caps.

Currently, the range of outlooks on US equities is extremely diverse, with most investors now concerned with the risks of rising rates, increased volatility, inflation, Fed policy and now trade protectionism. This is at odds with positive fundamental signals, which are trending better than we have seen in years. While our outlook for Small and Midcap performance is still positive in the near term, we remain very focused on the prospects for continued earnings growth and the impact of higher rates on overall market performance.

Performance Review

Alambic Small Cap Value Plus Fund (“ALAMX”)

For the 6 months ended February 28, 2018, ALAMX returned 6.59% versus its benchmark, the Russell 2000 Value Index at 5.09%. This portfolio is managed with a focus on equities that are attractive from a fundamental value perspective and has a very low allocation to growth or momentum stocks. The portfolio also tends to have a bias towards stocks that are small relative to the range of market caps included in the Russell 2000 Value Index. We are also traditionally underweight stocks in the financial sector versus our index.

Following a strong performance in 2016, ALAMX underperformed its benchmark during most of the first half of 2017 during a period of substantial outperformance by growth and momentum stocks over value stocks. This was partially reversed in the last few months of the year and has continued into 2018 as value has begun to perform better versus growth. Our performance also improved as a result of both the introduction of growth factors to our model in the second half of 2017 and our underweight in the interest rate sensitive financial sector, which has underperformed as rates have risen.

Year to date 2018, ALAMX has moved into the top quartile of our peer group according to Morningstar.

Alambic Small Cap Growth Plus Fund (“ALGSX”)

For the 6 months ended February 28, 2018, ALGSX returned 7.95%, compared to the 11.32% return for its benchmark, the Russell 2000 Growth Index. This portfolio is managed with a focus on smaller market cap equities that score well on traditional growth factors, such as sales growth, cash flow growth and book value growth. Given the manager’s fundamental value bias, we also include value oriented stocks with certain growth characteristics that represent an opportunity for outperformance relative to our benchmark. Thus, this portfolio is intended to outperform its benchmark during cycles where value outperforms growth. During periods where the value and growth market components are roughly equivalent, we would expect our performance to exceed our benchmark over time but by a smaller amount. Since its inception December 29,2015, this portfolio has outperformed its benchmark by 2.02% on an annualized basis.

Following a very strong performance for value stocks in 2016, 2017 was a catch-up year for growth stocks. Throughout the year, small cap growth stocks consistently outperformed value, a trend which accelerated after the new tax reform measures were announced near the year end. Although we have recently seen some moderating of the trend favoring growth over value, we expect this will be a headwind for both of our Growth funds in 2018.

Alambic Mid Cap Value Plus Fund (“ALMVX”)

For the 6 months ended February 28,2018, ALMVX returned 8.33%, compared to the 5.41% return for its benchmark, the Russell Midcap Value Index. This portfolio is managed without the traditional biases of our small cap funds in terms of value factors and portfolio average market cap. Relative to our small cap funds, this newer fund has lower AUM and its portfolio holdings are therefore more concentrated. Good stock selection and risk management, combined with the fact that we have avoided any material portfolio biases in this fund, have resulted in ALMVX outperforming its benchmark.

Since this fund was launched a little over a year ago, it has consistently outperformed its benchmark, the Russell Midcap Value Index, and has remained in the Morningstar top 30th percentile of peer managers since inception. Since its launch December 29, 2016, this fund has returned a cumulative 13.86% compared to the 9.99% return for its benchmark.

Alambic Mid Cap Growth Plus Fund (“ALMGX”)

For the 6 months ended February 28, 2018, ALMGX returned 10.09%, compared to the 12.40% return for its benchmark, the Russell Midcap Growth Index. Consistent with our Small Cap Growth Plus Fund, this portfolio has a significant position in mid cap growth stocks but also includes a significant number of value stocks that have certain growth characteristics. As a result, on a style basis, ALMGX is intentionally aligned more towards midcap core than midcap growth. We expect the inherent value bias in this fund to negatively impact the portfolio in strong growth/momentum driven markets and conversely, it should be beneficial in strong value-driven markets. In markets where value stocks and growth stocks are moving roughly in tandem, we expect this fund would be in line with its benchmark over time.

During most of 2017 and into 2018, growth stocks have significantly outperformed value stocks, a reversal of the value dominated markets in 2016. As expected, this portfolio’s relative performance versus its benchmark, the Russell Midcap Growth Index, suffered as a result. Given the cyclicality of the relationship between growth and value, we believe the markets are due for a rotation back to value at some point this year which hopefully will bring us back in line with our benchmark.

All our portfolios are built using a systematic, disciplined, risk-controlled process with the goal of delivering attractive returns over time. Having a fundamental value and smaller market cap bias in our stock selection process has both helped and hurt us at different times in the market cycles. This was our intent when we chose to launch 4 funds. We have consistently adjusted our return forecasting model to manage around some of our more chronic sector and factor underweights, but, consistent with our investment philosophy, we prefer to rely on our model’s long term predictive characteristics and will resist reacting to portfolio effects we see in the “rear view mirror.” We are continuing to work on building optimal portfolios that will provide attractive returns over time relative to each Fund’s benchmark and its peers.

Thank you for your ongoing trust and commitment.

Sincerely

Albert Richards	Brian Thompson	Rob Slaymaker
CEO	CRO	Partner

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month-end are available by calling 1-888-890-8988.

An investor should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. The Funds’ prospectus contains this and other important information. To obtain a copy of the Funds’ prospectus please visit our website at https://alambicfunds.com or call 1-888-890-8988 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Alambic Funds are distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Funds that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Funds, may be sold at any time and may no longer be held by the Funds. For a complete list of securities held by the Funds as of February 28, 2018, please see the Schedules of Investments sections of the semi-annual report. The opinions of the Adviser with respect to those securities may change at any time.

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Funds and the market in general and statements of the Funds’ plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to factors noted with such forward-looking statements, include, without limitation, general economic conditions, such as inflation, recession, and interest rates. Past performance is not a guarantee of future results.

ALAMBIC SMALL CAP VALUE PLUS FUND
PORTFOLIO INFORMATION
February 28, 2018 (Unaudited)

Sector Diversification (% of Net Assets)

Top 10 Equity Holdings

Security Description	% of Net Assets
Hardinge, Inc.	2.7%
Village Super Market, Inc. - Class A	2.4%
Xcerra Corporation	2.3%
XO Group, Inc.	2.1%
Accuray, Inc.	2.0%
Tower International, Inc.	1.7%
Ribbon Communications, Inc.	1.7%
RTI Surgical, Inc.	1.5%
Spok Holdings, Inc.	1.5%
OMNOVA Solutions, Inc.	1.5%

ALAMBIC SMALL CAP GROWTH PLUS FUND
PORTFOLIO INFORMATION
February 28, 2018 (Unaudited)

Sector Diversification (% of Net Assets)

Top 10 Equity Holdings

Security Description	% of Net Assets
Xcerra Corporation	2.7%
XO Group, Inc.	2.1%
Hardinge, Inc.	2.0%
Tower International, Inc.	1.7%
Accuray, Inc.	1.6%
CSG Systems International, Inc.	1.5%
Ply Gem Holdings, Inc.	1.5%
Entravision Communications Corporation - Class A	1.5%
American Software, Inc. - Class A	1.4%
Allison Transmission Holdings, Inc.	1.4%

ALAMBIC MID CAP VALUE PLUS FUND
PORTFOLIO INFORMATION
February 28, 2018 (Unaudited)

Sector Diversification (% of Net Assets)

Top 10 Equity Holdings

Security Description	% of Net Assets
News Corporation - Class A	2.6%
Huntsman Corporation	2.3%
Allison Transmission Holdings, Inc.	2.1%
Avnet, Inc.	2.0%
Textron, Inc.	2.0%
Bruker Corporation	1.9%
Hill-Rom Holdings, Inc.	1.9%
Goodyear Tire & Rubber Company (The)	1.9%
Kohl's Corporation	1.9%
Oshkosh Corporation	1.8%

ALAMBIC MID CAP GROWTH PLUS FUND
PORTFOLIO INFORMATION
February 28, 2018 (Unaudited)

Sector Diversification (% of Net Assets)

Top 10 Equity Holdings

Security Description	% of Net Assets
News Corporation - Class A	2.6%
Allison Transmission Holdings, Inc.	2.6%
Bruker Corporation	2.1%
Teradyne, Inc.	2.0%
Huntsman Corporation	2.0%
Hill-Rom Holdings, Inc.	1.9%
Maximus, Inc.	1.8%
Oshkosh Corporation	1.8%
Textron, Inc.	1.8%
Kohl's Corporation	1.7%

ALAMBIC SMALL CAP VALUE PLUS FUND SCHEDULE OF INVESTMENTS February 28, 2018 (Unaudited)
COMMON STOCKS — 96.3%	Shares	Value
Consumer Discretionary — 17.1%
Auto Components — 2.3%
Stoneridge, Inc. (a)	781	$16,995
Tower International, Inc.	2,000	52,200
		69,195
Diversified Consumer Services — 1.4%
American Public Education, Inc. (a)	1,100	33,825
Bridgepoint Education, Inc. (a)	258	1,721
Cambium Learning Group, Inc. (a)	900	6,669
		42,215
Hotels, Restaurants & Leisure — 3.8%
BBX Capital Corporation	435	3,750
Carrols Restaurant Group, Inc. (a)	1,900	24,415
Century Casinos, Inc. (a)	3,500	27,895
Pinnacle Entertainment, Inc. (a)	100	3,017
Potbelly Corporation (a)	2,387	30,673
Scientific Games Corporation (a)	541	24,047
		113,797
Household Durables — 1.4%
Bassett Furniture Industries, Inc.	636	20,479
LGI Homes, Inc. (a)	392	22,183
		42,662
Internet & Direct Marketing Retail — 1.3%
1-800-FLOWERS.COM, Inc. - Class A (a)	3,378	39,354

Leisure Products — 1.1%
Nautilus, Inc. (a)	2,700	31,995

Media — 4.1%
Entravision Communications Corporation - Class A	6,000	38,700
Gannett Company, Inc.	700	7,028
MSG Networks, Inc. - Class A (a)	1,365	33,306
New Media Investment Group, Inc.	700	12,075
News Corporation - Class A	300	4,839
tronc, Inc. (a)	1,439	27,528
		123,476
Specialty Retail — 0.7%
Citi Trends, Inc.	300	6,648
Office Depot, Inc.	4,400	11,572
Rent-A-Center, Inc.	200	1,504
		19,724

See accompanying notes to financial statements.

ALAMBIC SMALL CAP VALUE PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 96.3% (Continued)	Shares	Value
Consumer Discretionary — 17.1% (Continued)
Textiles, Apparel & Luxury Goods — 1.0%
Crocs, Inc. (a)	600	$7,344
Fossil Group, Inc. (a)	800	10,704
Movado Group, Inc.	300	9,300
Vera Bradley, Inc. (a)	200	2,012
		29,360
Consumer Staples — 5.6%
Beverages — 0.8%
Boston Beer Company, Inc. (The) - Class A (a)	60	9,783
Cott Corporation	1,000	14,550
		24,333
Food & Staples Retailing — 3.6%
Natural Grocers by Vitamin Cottage, Inc. (a)	4,795	33,325
SpartanNash Company	100	1,677
Village Super Market, Inc. - Class A	3,067	72,688
		107,690
Food Products — 0.6%
Darling Ingredients, Inc. (a)	351	6,385
Seaboard Corporation	1	4,052
TreeHouse Foods, Inc. (a)	200	7,604
		18,041
Household Products — 0.6%
Oil-Dri Corporation of America	500	18,030

Energy — 5.3%
Energy Equipment & Services — 1.9%
Exterran Corporation (a)	200	5,174
ION Geophysical Corporation (a)	1,447	40,661
McDermott International, Inc. (a)	200	1,460
PHI, Inc. (a)	13	128
Pioneer Energy Services Corporation (a)	1,300	3,575
Superior Energy Services, Inc. (a)	600	5,130
		56,128
Oil, Gas & Consumable Fuels — 3.4%
Bill Barrett Corporation (a)	1,400	6,342
Cloud Peak Energy, Inc. (a)	700	2,303
Eclipse Resources Corporation (a)	772	1,243
Evolution Petroleum Corporation	2,100	16,905
Halcón Resources Corporation (a)	500	3,025
Hallador Energy Company	400	2,640
Marathon Oil Corporation	100	1,452
Midstates Petroleum Company, Inc. (a)	500	6,740

See accompanying notes to financial statements.

ALAMBIC SMALL CAP VALUE PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 96.3% (Continued)	Shares	Value
Energy — 5.3% (Continued)
Oil, Gas & Consumable Fuels — 3.4% (Continued)
PBF Energy, Inc. - Class A	100	$2,931
QEP Resources, Inc. (a)	3,300	28,446
SandRidge Energy, Inc. (a)	300	4,218
W&T Offshore, Inc. (a)	6,491	25,250
		101,495
Financials — 14.5%
Banks — 13.5%
Associated Banc-Corporation	600	14,820
BancorpSouth Bank	300	9,450
Banner Corporation	50	2,764
Cadence Bancorporation	700	19,194
Cathay General Bancorp	300	12,318
Chemical Financial Corporation	600	33,114
Columbia Banking System, Inc.	300	12,534
Community Bank System, Inc.	200	10,662
CVB Financial Corporation	300	6,900
FCB Financial Holdings, Inc. - Class A (a)	50	2,683
First Citizens BancShares, Inc. - Class A	10	4,071
First Financial Bancorp	100	2,720
First Financial Bankshares, Inc.	50	2,300
First Hawaiian, Inc.	100	2,779
First Midwest Bancorp, Inc.	300	7,266
FNB Corporation	700	9,814
Fulton Financial Corporation	800	14,480
Glacier Bancorp, Inc.	100	3,890
Great Western Bancorp, Inc.	200	8,178
Green Bancorp, Inc. (a)	500	10,900
Hancock Holding Company	300	15,510
Heartland Financial USA, Inc.	150	8,002
Hilltop Holdings, Inc.	500	12,155
Home BancShares, Inc.	200	4,598
Hope Bancorp, Inc.	800	14,448
IBERIABANK Corporation	100	8,080
Independent Bank Group, Inc.	100	7,020
International Bancshares Corporation	250	9,663
Investors Bancorp, Inc.	300	4,050
KeyCorp	200	4,226
LegacyTexas Financial Group, Inc.	50	2,095
MB Financial, Inc.	400	16,404
National Commerce Corporation (a)	50	2,147
Old National Bancorp	400	6,800

See accompanying notes to financial statements.

ALAMBIC SMALL CAP VALUE PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 96.3% (Continued)	Shares	Value
Financials — 14.5% (Continued)
Banks — 13.5% (Continued)
Pacific Premier Bancorp, Inc. (a)	250	$10,512
Renasant Corporation	200	8,352
ServisFirst Bancshares, Inc.	100	4,016
Simmons First National Corporation - Class A	400	11,380
South State Corporation	60	5,202
TCF Financial Corporation	200	4,460
Texas Capital Bancshares, Inc. (a)	130	11,726
TowneBank	100	2,855
UMB Financial Corporation	180	13,140
United Bankshares, Inc.	400	14,200
United Community Banks, Inc.	100	3,091
Valley National Bancorp	700	8,729
		403,698
Insurance — 0.8%
American Equity Investment Life Holding Company	400	12,244
CNO Financial Group, Inc.	200	4,508
Primerica, Inc.	80	7,800
		24,552
Thrifts & Mortgage Finance — 0.2%
Radian Group, Inc.	200	4,104

Health Care — 11.2%
Biotechnology — 2.3%
Acorda Therapeutics, Inc. (a)	1,200	28,500
Bioverativ, Inc. (a)	100	10,468
Halozyme Therapeutics, Inc. (a)	500	9,830
Myriad Genetics, Inc. (a)	545	17,669
Sorrento Therapeutics, Inc. (a)	332	3,303
		69,770
Health Care Equipment & Supplies — 4.7%
Accuray, Inc. (a)	11,021	61,167
AngioDynamics, Inc. (a)	1,700	27,693
Meridian Bioscience, Inc.	400	5,580
RTI Surgical, Inc. (a)	10,765	45,751
		140,191
Health Care Providers & Services — 1.0%
American Renal Associates Holdings, Inc. (a)	586	11,615
Magellan Health, Inc. (a)	180	18,162
		29,777
Health Care Technology — 1.7%
HealthStream, Inc. (a)	400	9,664

See accompanying notes to financial statements.

ALAMBIC SMALL CAP VALUE PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 96.3% (Continued)	Shares	Value
Health Care — 11.2% (Continued)
Health Care Technology — 1.7% (Continued)
Quality Systems, Inc. (a)	3,300	$41,415
		51,079
Life Sciences Tools & Services — 1.4%
Harvard Bioscience, Inc. (a)	2,500	11,750
Luminex Corporation	400	7,844
Medpace Holdings, Inc. (a)	741	23,749
		43,343
Pharmaceuticals — 0.1%
Depomed, Inc. (a)	300	2,061

Industrials — 17.8%
Aerospace & Defense — 3.0%
Engility Holdings, Inc. (a)	1,024	27,965
Esterline Technologies Corporation (a)	50	3,695
Moog, Inc. - Class A (a)	130	10,898
Triumph Group, Inc.	800	22,360
Vectrus, Inc. (a)	900	24,561
		89,479
Air Freight & Logistics — 0.2%
Park-Ohio Holdings Corporation	150	5,978

Building Products — 2.5%
Armstrong Flooring, Inc. (a)	1,600	22,416
NCI Building Systems, Inc. (a)	1,900	30,970
Ply Gem Holdings, Inc. (a)	1,006	21,730
		75,116
Commercial Services & Supplies — 2.2%
Ennis, Inc.	2,200	42,900
Kimball International, Inc. - Class B	1,300	21,359
		64,259
Construction & Engineering — 2.0%
Aegion Corporation (a)	1,900	43,624
Sterling Construction Company, Inc. (a)	1,300	15,704
		59,328
Machinery — 6.3%
Allison Transmission Holdings, Inc.	200	7,926
Commercial Vehicle Group, Inc. (a)	3,037	30,674
Global Brass & Copper Holdings, Inc.	500	14,150
Hardinge, Inc.	4,403	80,795
Harsco Corporation (a)	500	10,125
Hurco Companies, Inc.	850	35,572

See accompanying notes to financial statements.

ALAMBIC SMALL CAP VALUE PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 96.3% (Continued)	Shares	Value
Industrials — 17.8% (Continued)
Machinery — 6.3% (Continued)
Key Technology, Inc. (a)	386	$10,318
		189,560
Professional Services — 0.9%
Acacia Research Corporation (a)	1,600	5,520
Heidrick & Struggles International, Inc.	300	7,920
RPX Corporation	797	7,994
TrueBlue, Inc. (a)	200	5,440
		26,874
Road & Rail — 0.7%
YRC Worldwide, Inc. (a)	2,302	20,073

Information Technology — 14.5%
Communications Equipment — 1.8%
Bel Fuse, Inc. - Class B	226	3,910
Ribbon Communications, Inc. (a)	7,675	49,734
		53,644
Electronic Equipment, Instruments & Components — 1.2%
Daktronics, Inc.	2,482	22,115
Littelfuse, Inc.	23	4,772
Systemax, Inc.	300	8,571
		35,458
Internet Software & Services — 3.1%
Care.com, Inc. (a)	300	5,364
eGain Corporation (a)	300	2,325
Endurance International Group Holdings, Inc. (a)	500	3,650
Meet Group, Inc. (The) (a)	2,227	5,835
QuinStreet, Inc. (a)	800	10,504
Web.com Group, Inc. (a)	100	1,800
XO Group, Inc. (a)	3,259	62,801
		92,279
IT Services — 2.2%
CSG Systems International, Inc.	550	25,674
MAXIMUS, Inc.	50	3,349
Sykes Enterprises, Inc. (a)	455	13,222
Syntel, Inc. (a)	900	24,165
		66,410
Semiconductors & Semiconductor Equipment — 3.6%
Amkor Technology, Inc. (a)	1,300	13,065
Cirrus Logic, Inc. (a)	202	8,950
DSP Group, Inc. (a)	1,151	13,985

See accompanying notes to financial statements.

ALAMBIC SMALL CAP VALUE PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 96.3% (Continued)	Shares	Value
Information Technology — 14.5% (Continued)
Semiconductors & Semiconductor Equipment — 3.6% (Continued)
SMART Global Holdings, Inc. (a)	100	$3,472
Xcerra Corporation (a)	6,890	68,900
		108,372
Software — 2.6%
A10 Networks, Inc. (a)	379	2,380
Agilysys, Inc. (a)	333	3,720
American Software, Inc. - Class A	2,838	35,305
Progress Software Corporation	150	7,030
Rosetta Stone, Inc. (a)	780	10,678
VASCO Data Security International, Inc. (a)	200	2,410
Zynga, Inc. - Class A (a)	4,300	14,878
		76,401
Materials — 7.3%
Chemicals — 5.4%
Kronos Worldwide, Inc.	300	6,435
OMNOVA Solutions, Inc. (a)	4,384	44,278
PolyOne Corporation	350	14,459
Rayonier Advanced Materials, Inc.	237	4,828
Stepan Company	450	36,045
Tredegar Corporation	2,377	37,913
Valhi, Inc.	1,325	7,539
Venator Materials plc (a)	600	11,484
		162,981
Construction Materials — 0.5%
United States Lime & Minerals, Inc.	194	13,815

Containers & Packaging — 0.7%
Greif, Inc. - Class A	183	10,535
UFP Technologies, Inc. (a)	336	9,559
		20,094
Metals & Mining — 0.7%
Century Aluminum Company (a)	500	9,525
Gold Resource Corporation	1,600	6,512
Warrior Met Coal, Inc.	200	6,242
		22,279
Real Estate — 0.2%
Equity Real Estate Investment Trusts (REITs) — 0.2%
RLJ Lodging Trust	189	3,744
STORE Capital Corporation	100	2,384
		6,128

See accompanying notes to financial statements.

ALAMBIC SMALL CAP VALUE PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 96.3% (Continued)	Shares	Value
Telecommunication Services — 2.8%
Diversified Telecommunication Services — 1.3%
Ooma, Inc. (a)	3,600	$38,340

Wireless Telecommunication Services — 1.5%
Spok Holdings, Inc.	2,900	45,095

Total Common Stocks (Cost $2,630,073)		$2,878,033

RIGHTS — 0.0% (b)	Shares	Value
Media General, Inc. - CVR (a)(c) (Cost $0)	100	$5

Total Investments at Value — 96.3% (Cost $2,630,073)		$2,878,038

Other Assets in Excess of Liabilities — 3.7%		109,937

Net Assets — 100.0%		$2,987,975

CVR – Contingent Value Right.
(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)

Illiquid security. Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities was $5 at February 28, 2018, representing 0.0% (b) of net assets (Note 2).

See accompanying notes to financial statements.

ALAMBIC SMALL CAP GROWTH PLUS FUND SCHEDULE OF INVESTMENTS February 28, 2018 (Unaudited)
COMMON STOCKS — 97.7%	Shares	Value
Consumer Discretionary — 16.1%
Auto Components — 2.3%
Stoneridge, Inc. (a)	300	$6,528
Tenneco, Inc.	200	10,510
Tower International, Inc.	1,800	46,980
		64,018
Diversified Consumer Services — 2.0%
American Public Education, Inc. (a)	1,100	33,825
Cambium Learning Group, Inc. (a)	1,100	8,151
Weight Watchers International, Inc. (a)	200	13,524
		55,500
Hotels, Restaurants & Leisure — 3.4%
BBX Capital Corporation	2,184	18,826
Carrols Restaurant Group, Inc. (a)	2,087	26,818
Century Casinos, Inc. (a)	2,334	18,602
Pinnacle Entertainment, Inc. (a)	400	12,068
Potbelly Corporation (a)	1,200	15,420
Scientific Games Corporation (a)	50	2,223
Town Sports International Holdings, Inc. (a)	200	1,160
		95,117
Household Durables — 1.5%
Bassett Furniture Industries, Inc.	600	19,320
LGI Homes, Inc. (a)	392	22,183
		41,503
Internet & Direct Marketing Retail — 1.2%
1-800-FLOWERS.COM, Inc. - Class A (a)	2,677	31,187
Groupon, Inc. (a)	600	2,568
		33,755
Leisure Products — 1.3%
Johnson Outdoors, Inc. - Class A	200	12,328
Nautilus, Inc. (a)	1,900	22,515
		34,843
Media — 2.4%
Entravision Communications Corporation - Class A	6,423	41,428
Gannett Company, Inc.	200	2,008
MSG Networks, Inc. - Class A (a)	200	4,880
New Media Investment Group, Inc.	500	8,625
tronc, Inc. (a)	580	11,096
		68,037
Specialty Retail — 0.5%
Citi Trends, Inc.	400	8,864

See accompanying notes to financial statements.

ALAMBIC SMALL CAP GROWTH PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 97.7% (Continued)	Shares	Value
Consumer Discretionary — 16.1% (Continued)
Specialty Retail — 0.5% (Continued)
Office Depot, Inc.	1,400	$3,682
Tilly's, Inc. - Class A	100	1,305
		13,851
Textiles, Apparel & Luxury Goods — 1.5%
Crocs, Inc. (a)	1,600	19,584
Fossil Group, Inc. (a)	400	5,352
Movado Group, Inc.	300	9,300
Vera Bradley, Inc. (a)	800	8,048
		42,284
Consumer Staples — 3.0%
Beverages — 0.6%
Cott Corporation	1,100	16,005

Food & Staples Retailing — 0.9%
Village Super Market, Inc. - Class A	1,100	26,070

Food Products — 0.7%
Flowers Foods, Inc.	100	2,074
Seaboard Corporation	4	16,208
		18,282
Household Products — 0.8%
Energizer Holdings, Inc.	250	13,620
Oil-Dri Corporation of America	250	9,015
		22,635
Energy — 2.8%
Energy Equipment & Services — 1.1%
Exterran Corporation (a)	100	2,587
ION Geophysical Corporation (a)	947	26,611
		29,198
Oil, Gas & Consumable Fuels — 1.7%
Anadarko Petroleum Corporation	50	2,852
Bill Barrett Corporation (a)	300	1,359
Cloud Peak Energy, Inc. (a)	400	1,316
Evolution Petroleum Corporation	2,100	16,905
Marathon Oil Corporation	100	1,452
QEP Resources, Inc. (a)	500	4,310
W&T Offshore, Inc. (a)	5,091	19,804
		47,998
Financials — 0.7%
Capital Markets — 0.2%
Evercore, Inc. - Class A	70	6,513

See accompanying notes to financial statements.

ALAMBIC SMALL CAP GROWTH PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 97.7% (Continued)	Shares	Value
Financials — 0.7% (Continued)
Insurance — 0.5%
Primerica, Inc.	140	$13,650

Health Care — 22.6%
Biotechnology — 8.0%
Acorda Therapeutics, Inc. (a)	700	16,625
AMAG Pharmaceuticals, Inc. (a)	300	6,315
Amicus Therapeutics, Inc. (a)	800	11,008
Bioverativ, Inc. (a)	100	10,468
Celgene Corporation (a)	60	5,227
CytomX Therapeutics, Inc. (a)	100	2,971
Emergent BioSolutions, Inc. (a)	100	4,970
Enanta Pharmaceuticals, Inc. (a)	280	22,014
Exact Sciences Corporation (a)	250	11,152
Exelixis, Inc. (a)	400	10,320
Genomic Health, Inc. (a)	400	12,800
Halozyme Therapeutics, Inc. (a)	2,000	39,320
ImmunoGen, Inc. (a)	500	5,555
Myriad Genetics, Inc. (a)	350	11,347
Pieris Pharmaceuticals, Inc. (a)	300	2,556
Sorrento Therapeutics, Inc. (a)	1,412	14,049
Vanda Pharmaceuticals, Inc. (a)	700	13,195
Vertex Pharmaceuticals, Inc. (a)	120	19,924
XOMA Corporation (a)	100	2,684
		222,500
Health Care Equipment & Supplies — 6.5%
Accuray, Inc. (a)	8,275	45,926
Analogic Corporation	40	3,340
AngioDynamics, Inc. (a)	1,700	27,693
Cardiovascular Systems, Inc. (a)	100	2,378
Integer Holdings Corporation (a)	150	7,657
Lantheus Holdings, Inc. (a)	523	8,002
Meridian Bioscience, Inc.	300	4,185
Orthofix International N.V. (a)	50	2,801
Quidel Corporation (a)	900	39,258
RTI Surgical, Inc. (a)	7,900	33,575
Varex Imaging Corporation (a)	200	6,978
		181,793
Health Care Providers & Services — 2.6%
Aceto Corporation	100	717
Amedisys, Inc. (a)	250	14,803
American Renal Associates Holdings, Inc. (a)	200	3,964

See accompanying notes to financial statements.

ALAMBIC SMALL CAP GROWTH PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 97.7% (Continued)	Shares	Value
Health Care — 22.6% (Continued)
Health Care Providers & Services — 2.6% (Continued)
Express Scripts Holding Company (a)	50	$3,772
Magellan Health, Inc. (a)	270	27,243
Molina Healthcare, Inc. (a)	220	15,906
National HealthCare Corporation	50	2,934
RadNet, Inc. (a)	400	4,000
		73,339
Health Care Technology — 0.8%
HealthStream, Inc. (a)	375	9,060
Quality Systems, Inc. (a)	1,000	12,550
		21,610
Life Sciences Tools & Services — 1.7%
Bruker Corporation	100	3,065
Harvard Bioscience, Inc. (a)	3,100	14,570
Luminex Corporation	600	11,766
Medpace Holdings, Inc. (a)	582	18,653
		48,054
Pharmaceuticals — 3.0%
Innoviva, Inc. (a)	1,200	18,612
MyoKardia, Inc. (a)	100	5,820
Nektar Therapeutics (a)	450	38,952
Phibro Animal Health Corporation - Class A	200	7,690
Supernus Pharmaceuticals, Inc. (a)	350	13,615
		84,689
Industrials — 20.0%
Aerospace & Defense — 2.7%
Engility Holdings, Inc. (a)	1,000	27,310
Esterline Technologies Corporation (a)	50	3,695
Moog, Inc. - Class A (a)	230	19,281
Triumph Group, Inc.	200	5,590
Vectrus, Inc. (a)	700	19,103
		74,979
Air Freight & Logistics — 0.2%
Park-Ohio Holdings Corporation	150	5,977

Building Products — 3.6%
Armstrong Flooring, Inc. (a)	200	2,802
Builders FirstSource, Inc. (a)	200	3,836
Continental Building Products, Inc. (a)	829	22,549
NCI Building Systems, Inc. (a)	1,239	20,196
Ply Gem Holdings, Inc. (a)	1,921	41,493
Universal Forest Products, Inc.	300	9,882
		100,758

See accompanying notes to financial statements.

ALAMBIC SMALL CAP GROWTH PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 97.7% (Continued)	Shares	Value
Industrials — 20.0% (Continued)
Commercial Services & Supplies — 3.4%
Deluxe Corporation	50	$3,550
Ennis, Inc.	2,000	39,000
Herman Miller, Inc.	200	7,180
Kimball International, Inc. - Class B	2,051	33,698
Quad/Graphics, Inc.	400	10,556
		93,984
Construction & Engineering — 1.1%
Aegion Corporation (a)	327	7,508
Ameresco, Inc. - Class A (a)	200	1,630
MasTec, Inc. (a)	150	7,642
Primoris Services Corporation	500	12,450
Sterling Construction Company, Inc. (a)	100	1,208
		30,438
Electrical Equipment — 0.8%
Allied Motion Technologies, Inc.	100	3,135
Atkore International Group, Inc. (a)	200	4,348
Encore Wire Corporation	50	2,620
Preformed Line Products Company	225	13,678
		23,781
Machinery — 6.6%
Allison Transmission Holdings, Inc.	1,000	39,630
Commercial Vehicle Group, Inc. (a)	3,352	33,855
Global Brass & Copper Holdings, Inc.	400	11,320
Hardinge, Inc.	3,018	55,380
Harsco Corporation (a)	300	6,075
Hurco Companies, Inc.	550	23,018
Key Technology, Inc. (a)	520	13,900
Meritor, Inc. (a)	100	2,450
		185,628
Professional Services — 0.7%
Heidrick & Struggles International, Inc.	527	13,913
RPX Corporation	600	6,018
		19,931
Road & Rail — 0.6%
YRC Worldwide, Inc. (a)	1,818	15,853

Trading Companies & Distributors — 0.3%
H&E Equipment Services, Inc.	200	7,538

See accompanying notes to financial statements.

ALAMBIC SMALL CAP GROWTH PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 97.7% (Continued)	Shares	Value
Information Technology — 24.4%
Communications Equipment — 0.7%
Digi International, Inc. (a)	300	$3,135
Ribbon Communications, Inc. (a)	2,400	15,552
		18,687
Electronic Equipment, Instruments & Components — 2.0%
Daktronics, Inc.	1,800	16,038
Electro Scientific Industries, Inc. (a)	300	5,379
Itron, Inc. (a)	250	17,500
Littelfuse, Inc.	13	2,698
OSI Systems, Inc. (a)	100	6,314
Systemax, Inc.	200	5,714
Vishay Precision Group, Inc. (a)	100	2,995
		56,638
Internet Software & Services — 5.3%
ANGI Homeservices, Inc. - Class A (a)	1,000	14,790
Care.com, Inc. (a)	1,550	27,714
eGain Corporation (a)	1,800	13,950
Endurance International Group Holdings, Inc. (a)	2,100	15,330
QuinStreet, Inc. (a)	1,000	13,130
Quotient Technology, Inc. (a)	300	3,945
XO Group, Inc. (a)	3,020	58,195
		147,054
IT Services — 3.8%
CSG Systems International, Inc.	900	42,012
MAXIMUS, Inc.	350	23,443
Sykes Enterprises, Inc. (a)	200	5,812
Syntel, Inc. (a)	1,200	32,220
TTEC Holdings, Inc.	100	3,565
		107,052
Semiconductors & Semiconductor Equipment — 6.1%
Amkor Technology, Inc. (a)	1,800	18,090
Cirrus Logic, Inc. (a)	389	17,237
Cohu, Inc.	200	4,006
DSP Group, Inc. (a)	1,550	18,833
Photronics, Inc. (a)	1,038	8,096
Rambus, Inc. (a)	1,500	19,065
SMART Global Holdings, Inc. (a)	300	10,416
Xcerra Corporation (a)	7,488	74,880
		170,623
Software — 6.5%
A10 Networks, Inc. (a)	700	4,396
Agilysys, Inc. (a)	1,267	14,152

See accompanying notes to financial statements.

ALAMBIC SMALL CAP GROWTH PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 97.7% (Continued)	Shares	Value
Information Technology — 24.4% (Continued)
Software — 6.5% (Continued)
American Software, Inc. - Class A	3,200	$39,808
Manhattan Associates, Inc. (a)	200	8,420
MicroStrategy, Inc. - Class A (a)	100	12,798
Progress Software Corporation	600	28,122
QAD, Inc. - Class A	300	13,500
Rosetta Stone, Inc. (a)	1,120	15,333
VASCO Data Security International, Inc. (a)	900	10,845
Zynga, Inc. - Class A (a)	9,700	33,562
		180,936
Materials — 6.8%
Chemicals — 4.1%
Ferro Corporation (a)	100	2,139
Huntsman Corporation	100	3,227
OMNOVA Solutions, Inc. (a)	3,601	36,370
PolyOne Corporation	200	8,262
Rayonier Advanced Materials, Inc.	773	15,746
Stepan Company	40	3,204
Tredegar Corporation	1,600	25,520
Trinseo S.A.	90	7,164
Valhi, Inc.	1,700	9,673
Venator Materials plc (a)	200	3,828
		115,133
Construction Materials — 1.0%
U.S. Concrete, Inc. (a)	200	14,550
United States Lime & Minerals, Inc.	180	12,818
		27,368
Containers & Packaging — 0.6%
Greif, Inc. - Class A	250	14,392
UFP Technologies, Inc. (a)	100	2,845
		17,237
Metals & Mining — 0.7%
Century Aluminum Company (a)	600	11,430
Gold Resource Corporation	400	1,628
Warrior Met Coal, Inc.	200	6,242
		19,300
Paper & Forest Products — 0.4%
Louisiana-Pacific Corporation	400	11,400

See accompanying notes to financial statements.

ALAMBIC SMALL CAP GROWTH PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 97.7% (Continued)	Shares	Value
Telecommunication Services — 1.3%
Diversified Telecommunication Services — 0.5%
Ooma, Inc. (a)	1,400	$14,910

Wireless Telecommunication Services — 0.8%
Spok Holdings, Inc.	1,390	21,614

Total Investments at Value — 97.7% (Cost $2,393,373)		$2,728,063

Other Assets in Excess of Liabilities — 2.3%		65,016

Net Assets — 100.0%		$2,793,079

(a)	Non-income producing security.

See accompanying notes to financial statements.

ALAMBIC MID CAP VALUE PLUS FUND SCHEDULE OF INVESTMENTS February 28, 2018 (Unaudited)
COMMON STOCKS — 94.4%	Shares	Value
Consumer Discretionary — 13.3%
Auto Components — 2.2%
BorgWarner, Inc.	80	$3,926
Goodyear Tire & Rubber Company (The)	750	21,705
		25,631
Hotels, Restaurants & Leisure — 0.8%
Scientific Games Corporation (a)	160	7,112
Yum! Brands, Inc.	20	1,628
		8,740
Household Durables — 1.0%
NVR, Inc. (a)	3	8,530
PulteGroup, Inc.	50	1,403
Whirlpool Corporation	10	1,624
		11,557
Internet & Direct Marketing Retail — 0.2%
Liberty Interactive Corporation QVC Group - Series A (a)	80	2,310

Leisure Products — 0.8%
Brunswick Corporation	100	5,720
Polaris Industries, Inc.	30	3,420
		9,140
Media — 5.3%
Interpublic Group of Companies, Inc. (The)	100	2,340
Lions Gate Entertainment Corporation - Class A (a)	450	12,708
News Corporation - Class A	1,850	29,840
Viacom, Inc. - Class B	450	15,003
		59,891
Multi-Line Retail — 1.9%
Kohl's Corporation	320	21,149

Textiles, Apparel & Luxury Goods — 1.1%
Columbia Sportswear Company	20	1,511
Ralph Lauren Corporation	100	10,584
		12,095
Consumer Staples — 7.5%
Beverages — 0.9%
Dr Pepper Snapple Group, Inc.	30	3,488
Molson Coors Brewing Company - Class B	80	6,100
		9,588
Food Products — 6.6%
Archer-Daniels-Midland Company	360	14,947
Campbell Soup Company	120	5,166

See accompanying notes to financial statements.

ALAMBIC MID CAP VALUE PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 94.4% (Continued)	Shares	Value
Consumer Staples — 7.5% (Continued)
Food Products — 6.6% (Continued)
Conagra Brands, Inc.	250	$9,033
Flowers Foods, Inc.	100	2,074
Ingredion, Inc.	30	3,919
J.M. Smucker Company (The)	80	10,104
Seaboard Corporation	4	16,208
Tyson Foods, Inc. - Class A	180	13,388
		74,839
Energy — 9.8%
Oil, Gas & Consumable Fuels — 9.8%
Anadarko Petroleum Corporation	265	15,116
ConocoPhillips	240	13,034
Devon Energy Corporation	200	6,134
Hess Corporation	41	1,862
HollyFrontier Corporation	300	12,849
Marathon Oil Corporation	1,000	14,520
Marathon Petroleum Corporation	260	16,656
Murphy Oil Corporation	300	7,605
Newfield Exploration Company (a)	350	8,165
Noble Energy, Inc.	100	2,983
PBF Energy, Inc. - Class A	100	2,931
Valero Energy Corporation	100	9,042
		110,897
Financials — 12.0%
Banks — 4.9%
Bank of the Ozarks, Inc.	60	2,993
Citizens Financial Group, Inc.	130	5,654
Comerica, Inc.	60	5,833
East West Bancorp, Inc.	140	9,177
Fifth Third Bancorp	50	1,652
Huntington Bancshares, Inc.	200	3,140
KeyCorp	300	6,339
M&T Bank Corporation	10	1,898
PacWest Bancorp	40	2,086
Regions Financial Corporation	100	1,941
Signature Bank (a)	10	1,462
SunTrust Banks, Inc.	100	6,984
SVB Financial Group (a)	20	4,980
Western Alliance Bancorp (a)	20	1,169
		55,308
Capital Markets — 1.5%
Affiliated Managers Group, Inc.	10	1,894
E*TRADE Financial Corporation (a)	40	2,089

See accompanying notes to financial statements.

ALAMBIC MID CAP VALUE PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 94.4% (Continued)	Shares	Value
Financials — 12.0% (Continued)
Capital Markets — 1.5% (Continued)
Eaton Vance Corporation	80	$4,235
Franklin Resources, Inc.	20	773
Northern Trust Corporation	60	6,352
Raymond James Financial, Inc.	20	1,854
		17,197
Consumer Finance — 1.3%
Ally Financial, Inc.	250	6,975
Discover Financial Services	20	1,577
Synchrony Financial	150	5,458
		14,010
Insurance — 4.3%
Aflac, Inc.	20	1,778
Berkley (W.R.) Corporation	40	2,735
Brighthouse Financial, Inc. (a)	80	4,342
Brown & Brown, Inc.	40	2,106
CNA Financial Corporation	140	7,148
Hartford Financial Services Group, Inc. (The)	20	1,057
Lincoln National Corporation	100	7,617
Markel Corporation (a)	1	1,112
Old Republic International Corporation	150	3,005
Principal Financial Group, Inc.	80	4,986
Progressive Corporation (The)	40	2,303
Torchmark Corporation	20	1,707
Unum Group	180	9,173
		49,069
Health Care — 10.6%
Biotechnology — 1.4%
Exelixis, Inc. (a)	150	3,870
United Therapeutics Corporation (a)	40	4,634
Vertex Pharmaceuticals, Inc. (a)	45	7,472
		15,976
Health Care Equipment & Supplies — 3.2%
Hill-Rom Holdings, Inc.	260	21,752
Hologic, Inc. (a)	80	3,106
Varian Medical Systems, Inc. (a)	90	10,741
Zimmer Biomet Holdings, Inc.	10	1,162
		36,761
Health Care Providers & Services — 2.4%
Express Scripts Holding Company (a)	240	18,108
McKesson Corporation	10	1,492
Molina Healthcare, Inc. (a)	100	7,230
		26,830

See accompanying notes to financial statements.

ALAMBIC MID CAP VALUE PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 94.4% (Continued)	Shares	Value
Health Care — 10.6% (Continued)
Life Sciences Tools & Services — 3.1%
Bruker Corporation	710	$21,761
Charles River Laboratories International, Inc. (a)	70	7,463
PerkinElmer, Inc.	85	6,489
		35,713
Pharmaceuticals — 0.5%
Nektar Therapeutics (a)	40	3,462
Pfizer, Inc.	50	1,816
		5,278
Industrials — 15.1%
Aerospace & Defense — 2.8%
Curtiss-Wright Corporation	30	4,049
L3 Technologies, Inc.	25	5,189
Textron, Inc.	370	22,145
		31,383
Air Freight & Logistics — 0.7%
XPO Logistics, Inc. (a)	80	7,874

Airlines — 1.2%
JetBlue Airways Corporation (a)	657	13,830

Building Products — 0.2%
Owens Corning	30	2,439

Construction & Engineering — 0.4%
EMCOR Group, Inc.	60	4,579

Electrical Equipment — 0.3%
Acuity Brands, Inc.	20	2,852

Industrial Conglomerates — 1.3%
Carlisle Companies, Inc.	60	6,174
Honeywell International, Inc.	60	9,067
		15,241
Machinery — 6.1%
AGCO Corporation	180	11,988
Allison Transmission Holdings, Inc.	600	23,778
Crane Company	60	5,538
Cummins, Inc.	46	7,736
Oshkosh Corporation	260	20,522
		69,562

See accompanying notes to financial statements.

ALAMBIC MID CAP VALUE PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 94.4% (Continued)	Shares	Value
Industrials — 15.1% (Continued)
Professional Services — 1.7%
ManpowerGroup, Inc.	100	$11,846
Robert Half International, Inc.	120	6,848
		18,694
Road & Rail — 0.4%
Ryder System, Inc.	60	4,342

Information Technology — 11.8%
Electronic Equipment, Instruments & Components — 2.0%
Avnet, Inc.	540	23,058

IT Services — 3.1%
Leidos Holdings, Inc.	120	7,597
MAXIMUS, Inc.	250	16,745
Total System Services, Inc.	40	3,518
Western Union Company (The)	350	6,937
		34,797
Semiconductors & Semiconductor Equipment — 1.0%
Cypress Semiconductor Corporation	300	5,241
ON Semiconductor Corporation (a)	100	2,392
Teradyne, Inc.	70	3,178
		10,811
Software — 3.8%
CA, Inc.	320	11,232
Cadence Design Systems, Inc. (a)	200	7,754
Citrix Systems, Inc. (a)	20	1,840
Fair Isaac Corporation	10	1,699
Nuance Communications, Inc. (a)	900	14,454
Synopsys, Inc. (a)	50	4,234
Zynga, Inc. - Class A (a)	400	1,384
		42,597
Technology Hardware, Storage & Peripherals — 1.9%
Hewlett Packard Enterprise Company	400	7,436
Western Digital Corporation	115	10,010
Xerox Corporation	150	4,548
		21,994
Materials — 6.7%
Chemicals — 3.6%
Eastman Chemical Company	70	7,076
Huntsman Corporation	790	25,493
PPG Industries, Inc.	70	7,871
		40,440

See accompanying notes to financial statements.

ALAMBIC MID CAP VALUE PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 94.4% (Continued)	Shares	Value
Materials — 6.7% (Continued)
Containers & Packaging — 0.7%
Owens-Illinois, Inc. (a)	200	$4,312
WestRock Company	60	3,946
		8,258
Metals & Mining — 2.4%
Alcoa Corporation (a)	60	2,698
Freeport-McMoRan, Inc. (a)	300	5,580
Nucor Corporation	20	1,308
Reliance Steel & Aluminum Company	40	3,607
Steel Dynamics, Inc.	160	7,400
United States Steel Corporation	150	6,526
		27,119
Real Estate — 6.1%
Equity Real Estate Investment Trusts (REITs) — 6.1%
Alexandria Real Estate Equities, Inc.	10	1,213
Boston Properties, Inc.	20	2,377
Brixmor Property Group, Inc.	300	4,662
DCT Industrial Trust, Inc.	120	6,642
Extra Space Storage, Inc.	20	1,701
Gaming and Leisure Properties, Inc.	300	9,978
GGP, Inc.	100	2,117
Host Hotels & Resorts, Inc.	250	4,640
Kimco Realty Corporation	300	4,488
Macerich Company (The)	120	7,073
Omega Healthcare Investors, Inc.	150	3,822
Prologis, Inc.	40	2,427
Realty Income Corporation	60	2,951
Ventas, Inc.	100	4,832
Welltower, Inc.	40	2,100
Weyerhaeuser Company	220	7,707
		68,730
Utilities — 1.5%
Electric Utilities — 0.8%
Eversource Energy	100	5,700
PPL Corporation	100	2,865
		8,565
Multi-Utilities — 0.7%
CenterPoint Energy, Inc.	150	4,058
CMS Energy Corporation	60	2,547
Public Service Enterprise Group, Inc.	40	1,937
		8,542

Total Common Stocks (Cost $959,428)		$1,067,686

See accompanying notes to financial statements.

ALAMBIC MID CAP VALUE PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
RIGHTS — 0.0% (b)	Shares	Value
Media General, Inc. - CVR (a)(c) (Cost $0)	120	$6

Total Investments at Value — 94.4% (Cost $959,428)		$1,067,692

Other Assets in Excess of Liabilities — 5.6%		63,826

Net Assets — 100.0%		$1,131,518

CVR – Contingent Value Right.
(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)

Illiquid security. Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities was $6 at February 28, 2018, representing 0.0% (b) of net assets (Note 2).

See accompanying notes to financial statements.

ALAMBIC MID CAP GROWTH PLUS FUND SCHEDULE OF INVESTMENTS February 28, 2018 (Unaudited)
COMMON STOCKS — 97.1%	Shares	Value
Consumer Discretionary — 15.9%
Auto Components — 2.2%
Gentex Corporation	350	$7,949
Goodyear Tire & Rubber Company (The)	600	17,364
		25,313
Distributors — 0.6%
LKQ Corporation (a)	160	6,317

Hotels, Restaurants & Leisure — 1.7%
Choice Hotels International, Inc.	60	4,749
Scientific Games Corporation (a)	100	4,445
Yum! Brands, Inc.	120	9,766
		18,960
Household Durables — 1.1%
NVR, Inc. (a)	4	11,373
Whirlpool Corporation	10	1,624
		12,997
Internet & Direct Marketing Retail — 0.7%
Liberty Interactive Corporation QVC Group - Series A (a)	270	7,795

Leisure Products — 1.2%
Brunswick Corporation	40	2,288
Polaris Industries, Inc.	100	11,399
		13,687
Media — 4.9%
Interpublic Group of Companies, Inc. (The)	100	2,340
Lions Gate Entertainment Corporation - Class A (a)	600	16,944
News Corporation - Class A	1,836	29,615
Viacom, Inc. - Class B	200	6,668
		55,567
Multi-Line Retail — 1.9%
Kohl's Corporation	300	19,827
Nordstrom, Inc.	40	2,052
		21,879
Textiles, Apparel & Luxury Goods — 1.6%
Columbia Sportswear Company	120	9,070
Hanesbrands, Inc.	150	2,910
Ralph Lauren Corporation	60	6,350
		18,330

See accompanying notes to financial statements.

ALAMBIC MID CAP GROWTH PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 97.1% (Continued)	Shares	Value
Consumer Staples — 5.6%
Beverages — 0.7%
Dr. Pepper Snapple Group, Inc.	40	$4,650
Molson Coors Brewing Company - Class B	40	3,050
		7,700
Food Products — 4.9%
Archer-Daniels-Midland Company	200	8,304
Flowers Foods, Inc.	150	3,111
General Mills, Inc.	80	4,044
J.M. Smucker Company (The)	110	13,893
Kellogg Company	60	3,972
Seaboard Corporation	4	16,208
Tyson Foods, Inc. - Class A	85	6,322
		55,854
Energy — 4.6%
Oil, Gas & Consumable Fuels — 4.6%
Anadarko Petroleum Corporation	242	13,804
Devon Energy Corporation	100	3,067
HollyFrontier Corporation	290	12,421
Marathon Oil Corporation	200	2,904
Murphy Oil Corporation	250	6,337
Newfield Exploration Company (a)	450	10,498
Noble Energy, Inc.	100	2,983
		52,014
Financials — 2.1%
Capital Markets — 1.7%
Cboe Global Markets, Inc.	20	2,240
Eaton Vance Corporation	90	4,764
Moody's Corporation	25	4,172
S&P Global, Inc.	10	1,918
SEI Investments Company	40	2,913
TD Ameritrade Holding Corporation	60	3,450
		19,457
Insurance — 0.4%
Progressive Corporation (The)	80	4,606

Health Care — 14.8%
Biotechnology — 3.9%
AbbVie, Inc.	45	5,212
Bioverativ, Inc. (a)	120	12,562
Exelixis, Inc. (a)	300	7,740
Ionis Pharmaceuticals, Inc. (a)	80	4,226
Regeneron Pharmaceuticals, Inc. (a)	5	1,602

See accompanying notes to financial statements.

ALAMBIC MID CAP GROWTH PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 97.1% (Continued)	Shares	Value
Health Care — 14.8% (Continued)
Biotechnology — 3.9% (Continued)
Vertex Pharmaceuticals, Inc. (a)	75	$12,452
		43,794
Health Care Equipment & Supplies — 4.0%
Globus Medical, Inc. - Class A (a)	20	953
Hill-Rom Holdings, Inc.	260	21,752
Hologic, Inc. (a)	320	12,426
Varian Medical Systems, Inc. (a)	90	10,740
		45,871
Health Care Providers & Services — 2.0%
Express Scripts Holding Company (a)	160	12,072
McKesson Corporation	10	1,492
Molina Healthcare, Inc. (a)	80	5,784
WellCare Health Plans, Inc. (a)	15	2,909
		22,257
Health Care Technology — 0.1%
Cerner Corporation (a)	20	1,283

Life Sciences Tools & Services — 4.0%
Bruker Corporation	790	24,214
Charles River Laboratories International, Inc. (a)	125	13,326
PerkinElmer, Inc.	100	7,634
		45,174
Pharmaceuticals — 0.8%
Nektar Therapeutics (a)	110	9,521

Industrials — 17.3%
Aerospace & Defense — 2.9%
Curtiss-Wright Corporation	70	9,449
L3 Technologies, Inc.	15	3,113
Textron, Inc.	340	20,349
		32,911
Air Freight & Logistics — 0.8%
FedEx Corporation	19	4,682
XPO Logistics, Inc. (a)	40	3,937
		8,619
Airlines — 0.8%
JetBlue Airways Corporation (a)	450	9,472

Construction & Engineering — 1.1%
EMCOR Group, Inc.	140	10,683
Quanta Services, Inc. (a)	50	1,722
		12,405

See accompanying notes to financial statements.

ALAMBIC MID CAP GROWTH PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 97.1% (Continued)	Shares	Value
Industrials — 17.3% (Continued)
Electrical Equipment — 1.3%
Acuity Brands, Inc.	10	$1,426
Hubbell, Inc.	20	2,621
Rockwell Automation, Inc.	60	10,848
		14,895
Industrial Conglomerates — 0.6%
Carlisle Companies, Inc.	60	6,175

Machinery — 6.8%
AGCO Corporation	120	7,992
Allison Transmission Holdings, Inc.	740	29,326
Crane Company	20	1,846
Cummins, Inc.	100	16,817
Oshkosh Corporation	260	20,522
		76,503
Professional Services — 2.1%
ManpowerGroup, Inc.	80	9,477
Robert Half International, Inc.	180	10,273
TransUnion (a)	80	4,565
		24,315
Road & Rail — 0.2%
Schneider National, Inc. - Class B	100	2,586

Trading Companies & Distributors — 0.7%
Grainger (W.W.), Inc.	30	7,847

Information Technology — 30.0%
Communications Equipment — 0.7%
F5 Networks, Inc. (a)	30	4,456
Harris Corporation	20	3,123
		7,579
Electronic Equipment, Instruments & Components — 2.7%
Avnet, Inc.	400	17,080
CDW Corporation	20	1,459
Zebra Technologies Corporation - Class A (a)	85	11,742
		30,281
Internet Software & Services — 0.1%
GoDaddy, Inc. - Class A (a)	30	1,794

IT Services — 7.9%
Alliance Data Systems Corporation	35	8,434
Booz Allen Hamilton Holding Corporation	300	11,379

See accompanying notes to financial statements.

ALAMBIC MID CAP GROWTH PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 97.1% (Continued)	Shares	Value
Information Technology — 30.0% (Continued)
IT Services — 7.9% (Continued)
Jack Henry & Associates, Inc.	20	$2,346
Leidos Holdings, Inc.	180	11,396
MAXIMUS, Inc.	310	20,764
Sabre Corporation	150	3,445
Teradata Corporation (a)	100	3,682
Total System Services, Inc.	180	15,831
Western Union Company (The)	600	11,892
		89,169
Semiconductors & Semiconductor Equipment — 6.4%
Cypress Semiconductor Corporation	500	8,735
KLA-Tencor Corporation	20	2,266
Lam Research Corporation	65	12,471
Maxim Integrated Products, Inc.	100	6,094
ON Semiconductor Corporation (a)	700	16,744
Skyworks Solutions, Inc.	25	2,731
Teradyne, Inc.	510	23,154
		72,195
Software — 9.1%
Activision Blizzard, Inc.	20	1,463
Aspen Technology, Inc. (a)	90	6,955
CA, Inc.	300	10,530
Cadence Design Systems, Inc. (a)	500	19,385
Citrix Systems, Inc. (a)	145	13,340
Fair Isaac Corporation	50	8,497
Nuance Communications, Inc. (a)	1,100	17,666
SS&C Technologies Holdings, Inc.	160	7,923
Symantec Corporation	200	5,258
Synopsys, Inc. (a)	140	11,854
		102,871
Technology Hardware, Storage & Peripherals — 3.1%
Hewlett Packard Enterprise Company	600	11,154
HP, Inc.	550	12,864
NetApp, Inc.	120	7,266
Xerox Corporation	150	4,548
		35,832
Materials — 6.8%
Chemicals — 2.9%
Chemours Company (The)	40	1,901
Eastman Chemical Company	30	3,032
Huntsman Corporation	690	22,266
PPG Industries, Inc.	50	5,622
		32,821

See accompanying notes to financial statements.

ALAMBIC MID CAP GROWTH PLUS FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 97.1% (Continued)	Shares	Value
Materials — 6.8% (Continued)
Containers & Packaging — 2.7%
Owens-Illinois, Inc. (a)	850	$18,326
Packaging Corporation of America	30	3,576
WestRock Company	140	9,207
		31,109
Metals & Mining — 1.2%
Nucor Corporation	20	1,308
Steel Dynamics, Inc.	169	7,816
United States Steel Corporation	100	4,351
		13,475

Total Investments at Value — 97.1% (Cost $957,304)		$1,101,230

Other Assets in Excess of Liabilities — 2.9%		32,632

Net Assets — 100.0%		$1,133,862

(a)	Non-income producing security.

See accompanying notes to financial statements.

ALAMBIC FUNDS STATEMENTS OF ASSETS AND LIABILITIES February 28, 2018 (Unaudited)
	Alambic Small Cap Value Plus Fund	Alambic Small Cap Growth Plus Fund
ASSETS
Investments in securities:
At acquisition cost	$2,630,073	$2,393,373
At value (Note 2)	$2,878,038	$2,728,063
Cash (Note 2)	103,236	67,596
Receivable for investment securities sold	34,915	23,856
Dividends receivable	974	442
Receivable from Adviser (Note 4)	2,552	2,781
Other assets	17,770	17,657
Total assets	3,037,485	2,840,395

LIABILITIES
Payable for investment securities purchased	39,382	37,189
Payable to administrator (Note 4)	7,023	7,022
Other accrued expenses	3,105	3,105
Total liabilities	49,510	47,316

NET ASSETS	$2,987,975	$2,793,079

NET ASSETS CONSIST OF:
Paid-in capital	$2,619,755	$2,320,454
Accumulated net investment loss	(892)	(12,773)
Accumulated net realized gains from investment transactions	121,147	150,708
Net unrealized appreciation on investments	247,965	334,690
NET ASSETS	$2,987,975	$2,793,079

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	253,864	228,849

Net asset value, offering price and redemption price (Note 2)	$11.77	$12.20

See accompanying notes to financial statements.

ALAMBIC FUNDS STATEMENTS OF ASSETS AND LIABILITIES February 28, 2018 (Unaudited) (Continued)
	Alambic Mid Cap Value Plus Fund	Alambic Mid Cap Growth Plus Fund
ASSETS
Investments in securities:
At acquisition cost	$959,428	$957,304
At value (Note 2)	$1,067,692	$1,101,230
Cash (Note 2)	51,485	23,370
Receivable for investment securities sold	15,806	13,091
Dividends receivable	1,942	1,339
Receivable from Adviser (Note 4)	6,630	6,505
Other assets	15,943	14,774
Total assets	1,159,498	1,160,309

LIABILITIES
Payable for investment securities purchased	18,516	16,983
Payable to administrator (Note 4)	6,509	6,509
Other accrued expenses	2,955	2,955
Total liabilities	27,980	26,447

NET ASSETS	$1,131,518	$1,133,862

NET ASSETS CONSIST OF:
Paid-in capital	$1,032,706	$962,454
Accumulated net investment income	1,281	733
Accumulated net realized gains (losses) from investment transactions	(10,733)	26,749
Net unrealized appreciation on investments	108,264	143,926
NET ASSETS	$1,131,518	$1,133,862

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	100,234	93,880

Net asset value, offering price and redemption price (Note 2)	$11.29	$12.08

See accompanying notes to financial statements.

ALAMBIC FUNDS STATEMENTS OF OPERATIONS For the Six Months Ended February 28, 2018 (Unaudited)
	Alambic Small Cap Value Plus Fund	Alambic Small Cap Growth Plus Fund
INVESTMENT INCOME
Dividend income	$21,306	$10,737
Foreign withholding taxes on dividends	(2)	(3)
Total investment income	21,304	10,734

EXPENSES
Professional fees	19,314	19,314
Fund accounting fees (Note 4)	15,151	14,139
Administration fees (Note 4)	15,000	14,000
Investment advisory fees (Note 4)	14,343	13,208
Compliance fees (Note 4)	6,000	6,000
Transfer agent fees (Note 4)	6,000	6,000
Trustees' fees and expenses (Note 4)	4,952	4,952
Pricing costs	2,050	1,987
Registration and filing fees	1,742	1,740
Printing of shareholder reports	1,376	1,346
Insurance expense	1,288	1,295
Postage and supplies	994	717
Other expenses	1,150	1,254
Total expenses	89,360	85,952
Less fee reductions and expense reimbursements by the Adviser (Note 4)	(75,017)	(72,744)
Net expenses	14,343	13,208

NET INVESTMENT INCOME (LOSS)	6,961	(2,474)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from investment transactions	166,026	265,597
Net change in unrealized appreciation (depreciation) on investments	11,788	(53,362)
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	177,814	212,235

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$184,775	$209,761

See accompanying notes to financial statements.

ALAMBIC FUNDS STATEMENTS OF OPERATIONS For the Six Months Ended February 28, 2018 (Unaudited) (Continued)
	Alambic Mid Cap Value Plus Fund	Alambic Mid Cap Growth Plus Fund
INVESTMENT INCOME
Dividend income	$8,568	$6,263

EXPENSES
Professional fees	19,314	19,314
Fund accounting fees (Note 4)	12,554	12,555
Administration fees (Note 4)	12,500	12,500
Compliance fees (Note 4)	6,000	6,000
Transfer agent fees (Note 4)	6,000	6,000
Trustees' fees and expenses (Note 4)	4,952	4,952
Investment advisory fees (Note 4)	3,751	3,847
Registration and filing fees	1,910	1,804
Pricing costs	1,594	1,386
Printing of shareholder reports	1,316	1,286
Insurance expense	1,295	1,295
Postage and supplies	611	608
Other expenses	4,022	4,022
Total expenses	75,819	75,569
Less fee reductions and expense reimbursements by the Adviser (Note 4)	(71,265)	(70,898)
Net expenses	4,554	4,671

NET INVESTMENT INCOME	4,014	1,592

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from investment transactions	360	27,010
Net change in unrealized appreciation (depreciation) on investments	75,334	75,087
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	75,694	102,097

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$79,708	$103,689

See accompanying notes to financial statements.

ALAMBIC SMALL CAP VALUE PLUS FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
FROM OPERATIONS
Net investment income	$6,961	$1,201
Net realized gains from investment transactions	166,026	372,341
Net change in unrealized appreciation (depreciation) on investments	11,788	(163,060)
Net increase in net assets resulting from operations	184,775	210,482

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
From net investment income	(4,977)	(9,727)
From net realized gains	(358,527)	—
Total distributions to shareholders	(363,504)	(9,727)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	86,363	1,132,000
Net asset value of shares issued in reinvestment of distributions to shareholders	363,504	9,727
Payments for shares redeemed	(29,866)	(1,162,825)
Net increase (decrease) from capital share transactions	420,001	(21,098)

TOTAL INCREASE IN NET ASSETS	241,272	179,657

NET ASSETS
Beginning of period	2,746,703	2,567,046
End of period	$2,987,975	$2,746,703

ACCUMULATED NET INVESTMENT LOSS	$(892)	$(2,876)

CAPITAL SHARE ACTIVITY
Shares sold	6,592	87,279
Shares issued in reinvestment of distributions to shareholders	29,943	742
Shares redeemed	(2,315)	(89,645)
Net increase (decrease) in shares outstanding	34,220	(1,624)
Shares outstanding at beginning of period	219,644	221,268
Shares outstanding at end of period	253,864	219,644

See accompanying notes to financial statements.

ALAMBIC SMALL CAP GROWTH PLUS FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
FROM OPERATIONS
Net investment loss	$(2,474)	$(12,454)
Net realized gains from investment transactions	265,597	262,862
Net change in unrealized appreciation (depreciation) on investments	(53,362)	110,903
Net increase in net assets resulting from operations	209,761	361,311

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
From net realized gains	(358,457)	—

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	—	788,000
Net asset value of shares issued in reinvestment of distributions to shareholders	358,457	—
Payments for shares redeemed	(35,512)	(776,180)
Net increase from capital share transactions	322,945	11,820

TOTAL INCREASE IN NET ASSETS	174,249	373,131

NET ASSETS
Beginning of period	2,618,830	2,245,699
End of period	$2,793,079	$2,618,830

ACCUMULATED NET INVESTMENT LOSS	$(12,773)	$(10,299)

CAPITAL SHARE ACTIVITY
Shares sold	—	63,894
Shares issued in reinvestment of distributions to shareholders	28,954	—
Shares redeemed	(2,675)	(62,921)
Net increase in shares outstanding	26,279	973
Shares outstanding at beginning of period	202,570	201,597
Shares outstanding at end of period	228,849	202,570

See accompanying notes to financial statements.

ALAMBIC MID CAP VALUE PLUS FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended February 28, 2018 (Unaudited)	Period Ended August 31, 2017(a)
FROM OPERATIONS
Net investment income	$4,014	$6,454
Net realized gains (losses) from investment transactions	360	(11,093)
Net change in unrealized appreciation (depreciation) on investments	75,334	32,930
Net increase in net assets resulting from operations	79,708	28,291

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
From net investment income	(9,187)	—

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	64,923	958,596
Net asset value of shares issued in reinvestment of distributions to shareholders	9,187	—
Net increase from capital share transactions	74,110	958,596

TOTAL INCREASE IN NET ASSETS	144,631	986,887

NET ASSETS
Beginning of period	986,887	—
End of period	$1,131,518	$986,887

ACCUMULATED NET INVESTMENT INCOME	$1,281	$6,454

CAPITAL SHARE ACTIVITY
Shares sold	5,507	93,932
Shares issued in reinvestment of distributions to shareholders	795	—
Net increase in shares outstanding	6,302	93,932
Shares outstanding at beginning of period	93,932	—
Shares outstanding at end of period	100,234	93,932

(a)	Represents the period from the commencement of operations (December 29, 2016) through August 31, 2017.
See accompanying notes to financial statements.

ALAMBIC MID CAP GROWTH PLUS FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended February 28, 2018 (Unaudited)	Period Ended August 31, 2017(a)
FROM OPERATIONS
Net investment income	$1,592	$1,660
Net realized gains from investment transactions	27,010	39
Net change in unrealized appreciation (depreciation) on investments	75,087	68,839
Net increase in net assets resulting from operations	103,689	70,538

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
From net investment income	(2,519)	—
From net realized gains	(300)	—
Total distributions to shareholders	(2,819)	—

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	—	959,635
Net asset value of shares issued in reinvestment of distributions to shareholders	2,819	—
Net increase from capital share transactions	2,819	959,635

TOTAL INCREASE IN NET ASSETS	103,689	1,030,173

NET ASSETS
Beginning of period	1,030,173	—
End of period	$1,133,862	$1,030,173

ACCUMULATED NET INVESTMENT INCOME	$733	$1,660

CAPITAL SHARE ACTIVITY
Shares sold	—	93,646
Shares issued in reinvestment of distributions to shareholders	234	—
Net increase in shares outstanding	234	93,646
Shares outstanding at beginning of period	93,646	—
Shares outstanding at end of period	93,880	93,646

(a)	Represents the period from the commencement of operations (December 29, 2016) through August 31, 2017.
See accompanying notes to financial statements.

ALAMBIC SMALL CAP VALUE PLUS FUND FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31, 2017	Period Ended August 31, 2016 (a)
Net asset value at beginning of period	$12.51		$11.60	$10.00

Income from investment operations:
Net investment income	0.03		0.01	0.05
Net realized and unrealized gains on investments	0.84		0.94	1.58
Total from investment operations	0.87		0.95	1.63

Less distributions:
From net investment income	(0.02)		(0.04)	(0.03)
From net realized gains	(1.59)		—	—
Total distributions	(1.61)		(0.04)	(0.03)

Net asset value at end of period	$11.77		$12.51	$11.60

Total return (b)	6.59	%(c)	8.20%	16.31	%(c)

Net assets at end of period (000's)	$2,988		$2,747	$2,567

Ratios/supplementary data:
Ratio of total expenses to average net assets	5.92	%(d)	6.65%	7.24	%(d)

Ratio of net expenses to average net assets (e)	0.95	%(d)	1.18%	1.20	%(d)

Ratio of net investment income to average net assets (e)	0.46	%(d)	0.04%	0.53	%(d)

Portfolio turnover rate	95	%(c)	226%	350	%(c)

(a)	Represents the period from the commencement of operations (September 1, 2015) through August 31, 2016.
(b)

Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced advisory fees and reimbursed expenses (Note 4).

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after advisory fee reductions and expense reimbursements (Note 4).
See accompanying notes to financial statements.

ALAMBIC SMALL CAP GROWTH PLUS FUND FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31, 2017	Period Ended August 31, 2016 (a)
Net asset value at beginning of period	$12.93		$11.14	$10.00

Income (loss) from investment operations:
Net investment loss	(0.01)		(0.06)	(0.01)
Net realized and unrealized gains on investments	1.06		1.85	1.15
Total from investment operations	1.05		1.79	1.14

Less distributions:
From net realized gains	(1.78)		—	—

Net asset value at end of period	$12.20		$12.93	$11.14

Total return (b)	7.95	%(c)	16.07%	11.40	%(c)

Net assets at end of period (000's)	$2,793		$2,619	$2,246

Ratios/supplementary data:
Ratio of total expenses to average net assets	6.18	%(d)	7.22%	8.89	%(d)

Ratio of net expenses to average net assets (e)	0.95	%(d)	1.18%	1.20	%(d)

Ratio of net investment loss to average net assets (e)	(0.18	%)(d)	(0.50%)	(0.16	%)(d)

Portfolio turnover rate	90	%(c)	199%	309	%(c)

(a)	Represents the period from the commencement of operations (December 29, 2015) through August 31, 2016.
(b)

Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced advisory fees and reimbursed expenses (Note 4).

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after advisory fee reductions and expense reimbursements (Note 4).
See accompanying notes to financial statements.

ALAMBIC MID CAP VALUE PLUS FUND FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended February 28, 2018 (Unaudited)		Period Ended August 31, 2017 (a)
Net asset value at beginning of period	$10.51		$10.00

Income from investment operations:
Net investment income	0.04		0.07
Net realized and unrealized gains on investments	0.84		0.44
Total from investment operations	0.88		0.51

Less distributions:
From net investment income	(0.10)		—

Net asset value at end of period	$11.29		$10.51

Total return (b)	8.33	%(c)	5.10	%(c)

Net assets at end of period (000's)	$1,132		$987

Ratios/supplementary data:
Ratio of total expenses to average net assets	14.14	%(d)	17.03	%(d)

Ratio of net expenses to average net assets (e)	0.85	%(d)	0.85	%(d)

Ratio of net investment income to average net assets (e)	0.75	%(d)	1.22	%(d)

Portfolio turnover rate	76	%(c)	239	%(c)

(a)	Represents the period from the commencement of operations (December 29, 2016) through August 31, 2017.
(b)

Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced advisory fees and reimbursed expenses (Note 4).

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after advisory fee reductions and expense reimbursements (Note 4).
See accompanying notes to financial statements.

ALAMBIC MID CAP GROWTH PLUS FUND FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended February 28, 2018 (Unaudited)		Period Ended August 31, 2017 (a)
Net asset value at beginning of period	$11.00		$10.00

Income from investment operations:
Net investment income	0.02		0.02
Net realized and unrealized gains on investments	1.09		0.98
Total from investment operations	1.11		1.00

Less distributions:
From net investment income	(0.03)		—
From net realized gains	(0.00	)(b)	—
Total distributions	(0.03)		—

Net asset value at end of period	$12.08		$11.00

Total return (c)	10.09	%(d)	10.00	%(d)

Net assets at end of period (000's)	$1,134		$1,030

Ratios/supplementary data:
Ratio of total expenses to average net assets	13.74	%(e)	16.22	%(e)

Ratio of net expenses to average net assets (f)	0.85	%(e)	0.85	%(e)

Ratio of net investment income to average net assets (f)	0.29	%(e)	0.30	%(e)

Portfolio turnover rate	74	%(d)	217	%(d)

(a)	Represents the period from the commencement of operations (December 29, 2016) through August 31, 2017.
(b)	Amount rounds to less than $0.01 per share.
(c)

Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced advisory fees and reimbursed expenses (Note 4).

(d)	Not annualized.
(e)	Annualized.
(f)	Ratio was determined after advisory fee reductions and expense reimbursements (Note 4).
See accompanying notes to financial statements.

ALAMBIC FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2018 (Unaudited)

1. Organization

Alambic Small Cap Value Plus Fund, Alambic Small Cap Growth Plus Fund, Alambic Mid Cap Value Plus Fund and Alambic Mid Cap Growth Plus Fund (individually, a “Fund” and collectively, the “Funds”) are each a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report.

The investment objective of each Fund is to seek long-term capital appreciation.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies used in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Securities valuation – Each Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Funds value their listed securities, including common stocks, on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. The Funds value securities traded in the over-the-counter market at the last sale price, if available, otherwise at the most recently quoted mean price. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value pursuant to procedures established by and under the direction of the Board of Trustees (the “Board”) of the Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

ALAMBIC FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments as of February 28, 2018:

Alambic Small Cap Value Plus Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$2,878,033	$—	$—	$2,878,033
Rights	—	—	5	5
Total	$2,878,033	$—	$5	$2,878,038

Alambic Small Cap Growth Plus Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$2,728,063	$—	$—	$2,728,063

Alambic Mid Cap Value Plus Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$1,067,686	$—	$—	$1,067,686
Rights	—	—	6	6
Total	$1,067,686	$—	$6	$1,067,692

Alambic Mid Cap Growth Plus Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$1,101,230	$—	$—	$1,101,230

Refer to the Funds’ Schedules of Investments for a listing of the common stocks by industry type. As of February 28, 2018, the Funds did not have any transfers between Levels. It is the Funds’ policy to recognize transfers between Levels at the end of the reporting period. There were no Level 3 securities held by Alambic Small Cap Growth Plus Fund and Alambic Mid Cap Growth Plus Fund as of February 28, 2018.

The following is a reconciliation of Level 3 securities of Alambic Small Cap Value Plus Fund and Alambic Mid Cap Value Plus Fund for which significant unobservable inputs were used to determine fair value between August 31, 2017 and February 28, 2018.

ALAMBIC FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

	Alambic Small Cap Value Plus Fund		Alambic Mid Cap Value Plus Fund
Balance as of August 31, 2017	$0	*	$0	*
Unrealized appreciation	5		6
Balance as of February 28, 2018	$5		$6

*	Alambic Small Cap Value Plus Fund and Alambic Mid Cap Value Plus Fund each held a Right which were fair valued at $0 as of August 31, 2017.

The following table summarizes the valuation techniques used and unobservable inputs developed by the Board to determine the fair value of the Level 3 investments:

Alambic Small Cap Value Plus Fund
	Fair Value at 02/28/2018	Valuation Technique	Unobservable Input	Range	Impact to Valuation from an Decrease in Input **
Rights	$ 5	Discount on Future Cash Flows	Estimate of Future Cash Flows	50%	Increase

Alambic Mid Cap Value Plus Fund
	Fair Value at 02/28/2018	Valuation Technique	Unobservable Input	Range	Impact to Valuation from an Decrease in Input **
Rights	$ 6	Discount on Future Cash Flows	Estimate of Future Cash Flows	50%	Increase

**

This column represents the directional change in fair value of the Level 3 investments that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Cash account – Each Fund’s cash is held in a bank account with balances which may exceed the amount covered by federal deposit insurance. As of February 28, 2018, the cash balances reflected on the Statements of Assets and Liabilities for each Fund represent the amount held in a deposit sweep account.

Share valuation – The NAV per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the NAV per share.

ALAMBIC FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

Investment income – Dividend income is recorded on the ex-dividend date. Interest income, if any, is accrued as earned. Withholding taxes on foreign dividends have been recorded for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Funds and the other series of the Trust based on the relative net assets of each series or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – The Funds distribute to shareholders any net investment income dividends and net realized capital gains distributions at least once each year. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid by each Fund to shareholders during the periods ended February 28, 2018 and August 31, 2017 was as follows:

	Periods Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
Alambic Small Cap Value Plus Fund	2/28/2018	$ 4,977	$ 358,527	$ 363,504
	8/31/2017	$ 9,727	$ —	$ 9,727
Alambic Small Cap Growth Plus Fund	2/28/2018	$ —	$ 358,457	$ 358,457
	8/31/2017	$ —	$ —	$ —
Alambic Mid Cap Value Plus Fund	2/28/2018	$ 9,187	$ —	$ 9,187
	8/31/2017	$ —	$ —	$ —
Alambic Mid Cap Growth Plus Fund	2/28/2018	$ 2,819	$ —	$ 2,819
	8/31/2017	$ —	$ —	$ —

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions which affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve each Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

ALAMBIC FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of February 28, 2018:

	Alambic Small Cap Value Plus Fund	Alambic Small Cap Growth Plus Fund	Alambic Mid Cap Value Plus Fund	Alambic Mid Cap Growth Plus Fund
Tax cost of portfolio investments	$2,631,097	$2,394,082	$959,946	$957,406
Gross unrealized appreciation	$326,243	$395,433	$122,452	$150,537
Gross unrealized depreciation	(79,302)	(61,452)	(14,706)	(6,713)
Net unrealized appreciation	246,941	333,981	107,746	143,824
Accumulated ordinary income (loss)	(892)	(12,773)	1,281	733
Capital loss carryforwards	—	—	(10,969)	—
Other gains	122,171	151,417	754	26,851
Accumulated earnings	$368,220	$472,625	$98,812	$171,408

The difference between the federal income tax cost of portfolio investments and the financial statement cost of each Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due primarily to the tax deferral of losses on wash sales.

As of August 31, 2017, Alambic Mid Cap Value Plus Fund had short-term capital loss carryforwards of $10,969. These capital loss carryforwards, which do not expire, may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed each Fund’s tax positions for the current and all open tax periods (periods ended August 31, 2017 and August 31, 2016, if applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Funds identify their major tax jurisdiction as U.S. Federal.

ALAMBIC FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

3. Investment Transactions

During the six months ended February 28, 2018, costs of purchases and proceeds from sales of investment securities, other than short-term investments, were as follows:

	Alambic Small Cap Value Plus Fund	Alambic Small Cap Growth Plus Fund	Alambic Mid Cap Value Plus Fund	Alambic Mid Cap Growth Plus Fund
Purchases of investment securities	$2,858,922	$2,441,551	$833,833	$793,082
Proceeds from sales of investment securities	$2,750,117	$2,415,254	$778,343	$800,833

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

Each Fund’s investments are managed by Alambic Investment Management, L.P. (the “Adviser”) pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, each Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at the annual rate of 0.95% of average daily net assets with respect to Alambic Small Cap Value Plus Fund and Alambic Small Cap Growth Plus Fund and at the annual rate of 0.70% of average daily net assets with respect to Alambic Mid Cap Value Plus Fund and Alambic Mid Cap Growth Plus Fund.

Pursuant to an Expense Limitation Agreement (the “ELA”) between each Fund and the Adviser, the Adviser has contractually agreed, until January 1, 2019, to reduce investment advisory fees and reimburse other expenses to the extent necessary to limit total annual operating expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expense on securities sold short; costs to organize the Fund; acquired fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs; and other expenses not incurred in the ordinary course of the Fund’s business; and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to 0.95% of average daily net assets with respect to Alambic Small Cap Value Plus Fund and Alambic Small Cap Growth Plus Fund and to 0.85% of average daily net assets with respect to Alambic Mid Cap Value Plus Fund and Alambic Mid Cap Growth Plus Fund.

Accordingly, during the six months ended February 28, 2018, the Adviser did not collect any of its investment advisory fees and reimbursed other operating expenses totaling $60,674, $59,536, $67,514 and $67,051 with respect to Alambic Small Cap Value Plus Fund, Alambic Small Cap Growth Plus Fund, Alambic Mid Cap Value Plus Fund and Alambic Mid Cap Growth Plus Fund, respectively.

ALAMBIC FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

Under the terms of the ELA, investment advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by each Fund for a period of three years after such fees and expenses were incurred, provided the repayments do not cause total annual fund operating expenses to exceed the lesser of (i) the expense limitation then in effect, if any, and (ii) the expense limitations in effect at the time the expenses to be repaid were incurred. As of February 28, 2018, the Adviser may seek repayment of investment advisory fee reductions and expense reimbursements totaling $352,923, $306,341, $157,257 and $157,049 with respect to Alambic Small Cap Value Plus Fund, Alambic Small Cap Growth Plus Fund, Alambic Mid Cap Value Plus Fund and Alambic Mid Cap Growth Plus Fund, respectively, no later than the dates as stated below:

	Alambic Small Cap Value Plus Fund	Alambic Small Cap Growth Plus Fund	Alambic Mid Cap Value Plus Fund	Alambic Mid Cap Growth Plus Fund
August 31, 2019	$126,406	$82,902	$—	$—
August 31, 2020	151,500	150,695	85,992	86,151
February 28, 2021	75,017	72,744	71,265	70,898
	$352,923	$306,341	$157,257	$157,049

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, compliance and transfer agency services to the Funds. Each Fund pays Ultimus fees in accordance with the agreements for such services. In addition, each Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing its portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to each Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

Certain officers and a Trustee of the Trust are also officers of Ultimus and the Distributor and are not paid by the Funds for serving in such capacities.

TRUSTEE COMPENSATION

Each Trustee who is not an “interested person” of the Trust (“Independent Trustee”) receives a $1,000 annual retainer from each Fund, paid quarterly, except for the Board Chairperson who receives a $1,200 annual retainer from each Fund, paid quarterly. Each Independent Trustee also receives from each Fund a fee of $500 for each Board meeting attended plus reimbursement for travel and other meeting-related expenses.

ALAMBIC FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

PRINCIPAL HOLDERS OF FUND SHARES

As of February 28, 2018, the following shareholders owned of record 5% or more of the outstanding shares of each Fund:

Name of Record Owner	% Ownership
Alambic Small Cap Value Plus Fund
Charles Schwab & Co. (for the benefit of its customers)	54%
Kawishiwi Partners Trust	28%
Lauren Richards	6%
William Richards	6%
Jonathan Richards	6%
Alambic Small Cap Growth Plus Fund
Charles Schwab & Co. (for the benefit of its customers)	43%
Kawishiwi Partners Trust	32%
Lauren Richards	8%
William Richards	8%
Jonathan Richards	8%
Alambic Mid Cap Value Plus Fund
Charles Schwab & Co. (for the benefit of its customers)	56%
Kawishiwi Partners Trust	29%
Lauren Richards	5%
William Richards	5%
Jonathan Richards	5%
Alambic Mid Cap Growth Plus Fund
Charles Schwab & Co. (for the benefit of its customers)	54%
Kawishiwi Partners Trust	30%
Lauren Richards	5%
William Richards	5%
Jonathan Richards	5%

A beneficial owner of 25% or more of a Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. Sector Risk

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the

ALAMBIC FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

value of the Fund’s portfolio will be adversely affected. As of February 28, 2018, Alambic Mid Cap Growth Plus Fund had 30.0% of the value of its net assets invested in stocks within the Information Technology sector.

6. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

7. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

ALAMBIC FUNDS ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (September 1, 2017) and held until the end of the period (February 28, 2018).

The table below illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the applicable Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare each Fund’s ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds’ actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds. The hypothetical returns example does not reflect actual trading in any Fund, but is used for illustrative purposes only.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge transaction fees, such as purchase or redemption fees, nor do they carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Funds’ expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund’s prospectus.

ALAMBIC FUNDS ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Net Expense Ratio(a)	Expenses Paid During Period(b)
Alambic Small Cap Value Plus Fund
Based on Actual Fund Return	$1,000.00	$1,065.90	0.95%	$4.87
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.08	0.95%	$4.76

Alambic Small Cap Growth Plus Fund
Based on Actual Fund Return	$1,000.00	$1,079.50	0.95%	$4.90
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.08	0.95%	$4.76

Alambic Mid Cap Value Plus Fund
Based on Actual Fund Return	$1,000.00	$1,083.30	0.85%	$4.39
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.58	0.85%	$4.26

Alambic Mid Cap Growth Plus Fund
Based on Actual Fund Return	$1,000.00	$1,100.90	0.85%	$4.43
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.58	0.85%	$4.26

(a)	Annualized, based on the Fund's most recent one-half year expenses.
(b)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

ALAMBIC FUNDS OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-890-8988, or on the SEC website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-888-890-8988, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Funds with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-888-890-8988. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ALAMBIC FUNDS CUSTOMER PRIVACY NOTICE

FACTS	WHAT DO THE ALAMBIC FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■ Social Security number

■ Assets

■ Retirement Assets

■ Transaction History

■ Checking Account Information

■ Purchase History

■ Account Balances

■ Account Transactions

■ Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons an Alambic Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do the Alambic Funds share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-888-890-8988

Who we are
Who is providing this notice?

Alambic Mid Cap Growth Plus Fund
Alambic Mid Cap Value Plus Fund
Alambic Small Cap Growth Plus Fund
Alambic Small Cap Value Plus Fund
Ultimus Fund Distributors, LLC (Distributor)
Ultimus Fund Solutions, LLC (Administrator)

What we do
How do the Alambic Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How do the Alambic Funds collect my personal information?

We collect your personal information, for example, when you

■ Open an account

■ Provide account information

■ Give us your contact information

■ Make deposits or withdrawals from your account

■ Make a wire transfer

■ Tell us where to send the money

■ Tell us who receives the money

■ Show your government-issued ID

■ Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■ Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■ Affiliates from using your information to market to you

■ Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■ Alambic Investment Management, LP, the investment adviser to the Alambic Funds, could be deemed an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ The Alambic Funds do not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Alambic Funds do not jointly market.

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BLUE CURRENT GLOBAL DIVIDEND FUND

INSTITUTIONAL CLASS (BCGDX)

Semi-Annual Report

February 28, 2018

(Unaudited)

BLUE CURRENT GLOBAL DIVIDEND FUND LETTER TO SHAREHOLDERS	February 28, 2018

Dear Shareholders:

Developed market economies hit an inflection point during the second half of 2017, a turn for the better that has the potential to elevate the US and global economies into a new stage of growth more reminiscent of an early-cycle recovery rather than a late-stage maturation. On the heels of stronger than expected growth for the prior year, the International Monetary Fund recently ratcheted up global growth expectations to 3.9% for 2018 and 2019; they are expecting the US economy to now expand 2.7% in the current year.

Coinciding with the economic growth, unemployment rates across the three major regions continue to hover at or near multi-decade lows – in the case of Japan, its unemployment rate of 2.8% is at its lowest level in 23 years!

Specific to the US, the prospects of a 21% corporate tax rate combined with personal tax relief and a redistribution of tax savings to employees’ wallets and shareholders should do nothing but support the recent economic momentum. Several US companies that have already announced Q4 earnings guided to the redeployment of tax savings into higher bonuses, capital expenditures, share buybacks, and dividends. Although it is difficult to quantify the direct impact to growth and earnings, the repatriation of offshore cash is likely another catalyst, especially for the technology sector, where offshore profits are higher when compared with other sectors. This cash will likely find its way back into capital markets, either through M&A or debt paydowns.

Sound too good to last? A late cycle growth spurt can be icing for some but its occurrence at a time when economic capacity is somewhat limited is a recipe for escalating inflation, one of the central risks to equity markets in 2018. Rising inflation expectations have opened the possibility for the Federal Reserve to increase short-term rates at a faster clip than previously considered, placing additional strain on investors and market valuations. These pressures culminated in one of the fastest 10% corrections in over 50 years of market history (the machines are faster than ever), creating a volatility spike that caused a few hedge funds and even a few mutual funds and ETFs that got too comfortable betting on low volatility to permanently shutter.

Adding to future uncertainty, and related to inflation, is the unwinding of quantitative easing policies by US, Europe, and Japanese central banks, all of which are either winding down (US), or contemplating how to start unwinding (Europe and Japan). 2018 is expected to be the first year in seven in which the big three central banks issue more bonds than they are repurchasing via QE – marking the beginning of what will likely be a long end to the unwind process by major central banks. The interplay between inflation and the pace of central bank tightening will manifest itself in higher interest rates and be the source of volatility in the year ahead.

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PORTFOLIO PERFORMANCE

For the semi-annual period ended February 28th, the Fund returned +4.77%. Even though we do not manage the Fund to an index, the Fund’s specific benchmark, the MSCI World High Dividend Index, was up 4.63% during the same period. The MSCI World High Dividend Index most accurately reflects the Fund’s investment objective to invest in high-quality, dividend paying stocks globally.

Year-to-date (YTD), the Fund has returned -1.04%, outperforming its benchmark by 0.39% and ahead of the peer group average by 0.80%. Since inception, the Fund is up 23.58%, outperforming its benchmark (by 5.65%) and peer group (by 7.71%).

	Total Returns for periods ended February 28, 2018
Fund Name (Institutional Share Class)	QTD (since 11/30/17)	YTD (since 12/31/17)	Trailing 1 Year (since 2/28/17)	Since Inception (9/18/14)
Blue Current Global Dividend	-0.31%	-1.04%	12.29%	23.58%
BlackRock Global Dividend	-0.68%	-2.49%	11.20%	22.97%
Janus Henderson Global Dividend Income	-1.12%	-2.88%	12.83%	16.93%
MainStay Epoch Global Equity Yield	-3.25%	-3.84%	7.89%	12.95%
Tweedy, Browne Worldwide High Div Yield	2.77%	1.26%	18.78%	14.24%
Columbia Global Dividend Opportunity	0.91%	-1.23%	13.46%	12.28%
MSCI World High Div Yield Index	-0.56%	-1.43%	11.51%	17.93%
Peer Group Average	-0.27%	-1.84%	12.83%	15.87%

Source: Bloomberg

For the semi-annual period, our top contributors by sector are technology (+30.2% return), consumer discretionary (+13.8%), financials (+12.1%), and materials (+9.9%). The lowest contributors or detractors by sector for the semi-annual period were real estate (-8.5%), consumer staples (-5.4%), health care (-2.3%), and telecommunications (-0.6%). Our largest sector weighting is financials (18.3%), while the smallest allocation is to the telecommunications sector (2.8%). Our conviction in the broad financial sector is predicated on improving loan demand due to the strengthening US economy, accelerating dividend growth rates, attractive valuations and expense reductions stemming from branch closures and less regulatory pressures.

From an individual stock standpoint, the top five contributors during the semi-annual period are Cisco (+41.3% return), Texas Instruments (+32.4%), Intercontinental Hotel Group (+29.1%), PNC Financial (+27%) and Microsoft (+26.6%). As illustrated, the technology sector was the largest driver of returns within the portfolio. The bottom five contributors include Kimco Realty (-21.5%), Sanofi (-19.6%), CVS Health (-14.3%), Leggett & Platt (-10.4%) and Dominion Energy Midstream (-10.2%).

Four positions were sold recently: Imperial Brands, Anheuser Busch, Chubb, and Altria. Chubb was one of our longest standing portfolio positions; originally ACE when purchased but an acquisition and subsequent re-branding of the company converted our position to Chubb. We continue to believe Chubb is one of the premier P&C insurance companies; however, a declining yield and accelerating valuation achieved over a long-term holding

2

period reduced its attractiveness relative to other opportunities. We hope that one day we will be able to revisit this company. Our investment in Altria was initiated as a replacement to a tax-loss harvest opportunity in Imperial Brands, providing tobacco industry exposure and the year-end opportunity to collect an additional dividend payment. We exited Altria in January and have remained on the sidelines since that time to further assess opportunities in the tobacco sector. Lastly, Anheuser Busch was a multi-year holding that was exited primarily because of other opportunities that we believe have higher upside.

Recently we initiated new positions in SunTrust, Corning, Leggett & Platt, CVS, and CoreSite. The most recent purchase near the end of February, CoreSite was identified via our quantitative screener that indicated several attractive opportunities across the REIT landscape, but specifically in the high-growth datacenter marketplace. After an extensive deep-dive into the datacenter segment, we came away believing that the market, which has attracted heavy investment in recent years, will bifurcate into a lower tier with heavy price competition and a premier tier catering to Fortune 1500 companies with high levels of service and technology benefits. We selected CoreSite for a number of reasons, but important to our analysis was the company’s ability to self-fund capital expenditures without continually issuing equity. We believe CoreSite will also be a high-dividend grower, meeting one of our core requirements for a Blue Current investment.

Asset Allocation BCGDX

Type	% Net	% Short	% Long	Benchmark	Cat Avg
Cash	4.26	—	4.26	—	2.14
US Stock	54.00	—	54.00	52.23	50.98
Non US Stock	41.75	—	41.75	47.75	46.39
Bond	—	—	—	—	0.32
Other	—	—	—	0.01	0.16
As of 01/31/2018

Source: Morningstar

Our current exposure by geography (excluding cash) is 54% US and 42% Non-US.

BLUE CURRENT PHILOSOPHY & OBJECTIVES

It is important to remind shareholders of our philosophy and objectives. In the current environment, investors need to make every penny work for them. With yield in short supply and safe income streams providing little return, high quality companies with growing and sustainable cash flow from across the globe might be less risky than you think – and more fruitful. Over the long run, dividends matter, and dividend growth investors have outperformed.

The Fund utilizes its investment expertise in growing cash flow through what we believe is a niche universe of high quality, dividend-paying companies with sustainable business models and dividend policies. The primary objectives are to seek current income and capital appreciation.

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The Blue Current investment team concentrates on a select portfolio of 25-50 companies across developed markets that meet our stringent qualities. We focus on companies that we believe have a strong history of rewarding shareholders and have the financial ability to continue to increase the dividend over time. We also focus on the future earnings potential of each company and strive to purchase those businesses when they are trading at a discount to their true value.

OUTLOOK SUMMARY

Whether spurred by inflation fears, the carousel cabinet of the Trump administration, a global trade war, or the potential for government regulation of social media, equity markets have reverted to a “glass is half empty” opinion on just about everything news worthy. While all of the above items are impactful in a unique way, we do not believe that any have the ability to derail or alter the fundamentally sound, earnings potential of US and multi-national corporations. While we concur that inflation is on the rise, it’s a long, long way from changing the pace and magnitude of what is expected behavior from central bank policy makers. The global economy backdrop remains supportive, earnings growth should be in the high-single digit range in 2018 and valuations, even domestically, are within reason. All of this does not translate to a nice and smooth year for equity returns, but does give us confidence that we will end the year higher than where we started.

Since the beginning of the year, we have experienced a high number of dividend growth announcements from our portfolio companies. This includes:

●	LVMH: +25%

●	Cisco: +14%

●	BB&T: +14%

●	Danone: +12%

●	InterContinental Hotels: +11%

●	United Parcel Service: +9.6%

●	Deutsche Post: +9.5%

●	Publicis Groupe: +8%

●	Abbott Labs: +6%

●	Allianz: +5%

●	Bayer: +3.7%

4

We had no companies reduce their dividend during the past semi-annual period. These are only the companies that have announced since the beginning of 2018 and does not include the companies that announced 2018 dividend increases in 2017. Including the above announcements, the estimated gross dividend yield of the portfolio is 3.3%. The estimated 2018 P/E ratio is 15.4x.

Henry “Harry” M. T. Jones Co-Portfolio Manager Blue Current Global Dividend Fund	Dennis Sabo, CFA Co-Portfolio Manager Blue Current Global Dividend Fund

Disclosure and Risk Summary

The Letter to Shareholders seeks to describe some of the current opinions and views of the financial markets of Edge Advisors, LLC (the “Adviser”). Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Fund that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Fund, may be sold at any time and may no longer be held by the Fund. For a complete list of securities held in the Fund as of February 28, 2018, please see the Schedule of Investments section of the semi-annual report. The opinions of the Adviser with respect to those securities may change at any time.

The opinions expressed herein are those of the Adviser, and the report is not meant as legal, tax, or financial advice. You should consult your own professional advisors as to the legal, tax, financial, or other matters relevant to the suitability of investing. The external data presented in this report have been obtained from independent sources (as noted) and are believed to be accurate, but no independent verification has been made and accuracy is not guaranteed. The information contained in this report is not intended to address the needs of any particular investor.

The information contained in this document does not constitute an offer to sell any securities nor a solicitation to purchase any securities. Index returns reflect the reinvestment of dividends. An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please visit our website at www.bluecurrentfunds.com or call 1-800-514-3583 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Blue Current Global Dividend Fund is distributed by Ultimus Fund Distributors, LLC.

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PAST PERFORMANCE CANNOT BE CONSTRUED AS AN INDICATOR OF FUTURE RESULTS BECAUSE OF, AMONG OTHER THINGS, POSSIBLE DIFFERENCES IN MARKET CONDITIONS, INVESTMENT STRATEGY, AND REGULATORY CLIMATE. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. INVESTMENT RESULTS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END IS AVAILABLE BY CALLING 1-800-514-3583. THE FUND INVESTS PRIMARILY IN DIVIDEND PAYING COMPANIES AND IT IS POSSIBLE THESE COMPANIES MAY ELIMINATE OR REDUCE THEIR DIVIDEND PAYMENTS. INDEX INFORMATION (I) IS INCLUDED MERELY TO SHOW THE GENERAL TREND IN THE EQUITY MARKETS FOR THE PERIOD INDICATED AND IS NOT INTENDED TO IMPLY THAT THE FUND’S PORTFOLIO WILL BE SIMILAR TO THE INDICES EITHER IN COMPOSITION OR RISK AND (II) HAS BEEN OBTAINED FROM SOURCES BELIEVED TO BE ACCURATE.

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Fund and the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to factors noted with such forward-looking statements, include, without limitation, general economic conditions, such as inflation, recession, and interest rates. Past performance is not a guarantee of future results.

6

BLUE CURRENT GLOBAL DIVIDEND FUND
PERFORMANCE INFORMATION
February 28, 2018 (Unaudited)

Comparison of the Change in Value of a $100,000 Investment in
Blue Current Global Dividend Fund -
Institutional Class vs. the MSCI World Index
and the MSCI World High Dividend Yield Index

Average Annual Total Returns (for the periods ended February 28, 2018)
	1 year	Since Inception(b)
Blue Current Global Dividend Fund - Institutional Class(a)	12.29%	6.34%
MSCI World Index	17.36%	7.84%
MSCI World High Dividend Yield Index	11.51%	4.90%

(a)	The Fund’s total returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	The Fund commenced operations on September 18, 2014.

7

BLUE CURRENT GLOBAL DIVIDEND FUND
PORTFOLIO INFORMATION
February 28, 2018 (Unaudited)

Sector Diversification
(% of Net Assets)

Top Ten Equity Holdings

Security Description	% of Net Assets
Microsoft Corporation	4.3%
Johnson & Johnson	4.0%
Cisco Systems, Inc.	3.6%
BB&T Corporation	3.3%
United Technologies Corporation	3.2%
International Paper Company	3.0%
PNC Financial Services Group, Inc. (The)	2.8%
Royal Dutch Shell plc - Class B - ADR	2.8%
Vodafone Group plc - ADR	2.8%
Novartis AG - ADR	2.7%

8

BLUE CURRENT GLOBAL DIVIDEND FUND SCHEDULE OF INVESTMENTS February 28, 2018 (Unaudited)
COMMON STOCKS — 97.7%	Shares	Value
Consumer Discretionary — 9.8%
Hotels, Restaurants & Leisure — 1.5%
InterContinental Hotels Group plc - ADR	15,070	$976,385

Household Durables — 1.7%
Leggett & Platt, Inc.	25,100	1,090,846

Media — 2.5%
Publicis Groupe S.A. (a)	21,150	1,590,618

Multi-Line Retail — 2.0%
Nordstrom, Inc.	25,450	1,305,840

Textiles, Apparel & Luxury Goods — 2.1%
LVMH Moet Hennessy Louis Vuitton SE (a)	4,380	1,310,000

Consumer Staples — 9.4%
Beverages — 2.0%
Diageo plc - ADR	9,347	1,267,827

Food & Staples Retailing — 1.7%
CVS Health Corporation	15,950	1,080,293

Food Products — 5.7%
Danone S.A. (a)	17,930	1,429,985
Nestlé S.A. - ADR	14,815	1,178,237
Unilever plc - ADR	21,090	1,088,244
		3,696,466
Energy — 9.0%
Oil, Gas & Consumable Fuels — 9.0%
Dominion Energy Midstream Partners, L.P.	40,675	1,025,010
Enterprise Products Partners, L.P.	53,650	1,363,783
ONEOK, Inc.	27,960	1,574,987
Royal Dutch Shell plc - Class B - ADR	27,840	1,786,771
		5,750,551

See accompanying notes to financial statements.

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BLUE CURRENT GLOBAL DIVIDEND FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 97.7% (Continued)	Shares	Value
Financials — 18.3%
Banks — 10.6%
BB&T Corporation	38,800	$2,108,780
ING Groep N.V. - ADR	83,000	1,459,140
PNC Financial Services Group, Inc. (The)	11,400	1,797,324
SunTrust Banks, Inc.	20,100	1,403,784
		6,769,028
Insurance — 7.7%
Allianz SE (a)	7,240	1,681,732
AXA S.A. (a)	53,900	1,688,040
Swiss Re AG (a)	15,400	1,566,784
		4,936,556
Health Care — 14.5%
Health Care Equipment & Supplies — 2.1%
Abbott Laboratories	21,965	1,325,149

Pharmaceuticals — 12.4%
Bayer AG (a)	10,965	1,279,530
Johnson & Johnson	19,725	2,561,883
Novartis AG - ADR	20,820	1,735,347
Roche Holding AG - ADR	51,200	1,480,192
Sanofi - ADR	23,265	913,151
		7,970,103
Industrials — 11.2%
Aerospace & Defense — 3.2%
United Technologies Corporation	15,150	2,041,311

Air Freight & Logistics — 3.3%
Deutsche Post AG (a)	33,750	1,539,665
United Parcel Service, Inc. - Class B	5,700	595,137
		2,134,802
Electrical Equipment — 1.8%
Eaton Corporation plc	14,739	1,189,437

Machinery — 1.5%
Stanley Black & Decker, Inc.	5,865	933,650

Transportation Infrastructure — 1.4%
Atlantia SpA (a)	29,000	890,807

See accompanying notes to financial statements.

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BLUE CURRENT GLOBAL DIVIDEND FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 97.7% (Continued)	Shares	Value
Information Technology — 11.9%
Communications Equipment — 3.6%
Cisco Systems, Inc.	52,200	$2,337,516

Electronic Equipment, Instruments & Components — 1.7%
Corning, Inc.	37,300	1,084,684

Semiconductors & Semiconductor Equipment — 2.3%
Texas Instruments, Inc.	13,455	1,457,849

Software — 4.3%
Microsoft Corporation	29,205	2,738,553

Materials — 5.3%
Chemicals — 2.3%
DowDuPont, Inc.	21,340	1,500,202

Containers & Packaging — 3.0%
International Paper Company	31,800	1,894,962

Real Estate — 5.5%
Equity Real Estate Investment Trusts (REITs) — 5.5%
CoreSite Realty Corporation	10,300	966,655
Crown Castle International Corporation	13,040	1,435,183
Kimco Realty Corporation	75,900	1,135,464
		3,537,302
Telecommunication Services — 2.8%
Wireless Telecommunication Services — 2.8%
Vodafone Group plc - ADR	62,290	1,763,430

Total Common Stocks (Cost $55,027,449)		$62,574,167

See accompanying notes to financial statements.

11

BLUE CURRENT GLOBAL DIVIDEND FUND SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 2.2%	Shares	Value
First American Government Obligations Fund - Class Z, 1.27% (b) (Cost $1,403,803)	1,403,803	$1,403,803

Total Investments at Value — 99.9% (Cost $56,431,252)		$63,977,970

Other Assets in Excess of Liabilities — 0.1%		38,178

Net Assets — 100.0%		$64,016,148

ADR – American Depositary Receipt
(a)	Level 2 security (Note 2).
(b)	The rate shown is the 7-day effective yield as of February 28, 2018.
See accompanying notes to financial statements.

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BLUE CURRENT GLOBAL DIVIDEND FUND SUMMARY OF COMMON STOCKS BY COUNTRY February 28, 2018 (Unaudited)
Country	Value	% of Net Assets
United States	$34,758,843	54.3%
France	6,931,794	10.8%
United Kingdom	6,882,658	10.7%
Germany	4,500,927	7.0%
Switzerland	5,960,561	9.3%
Netherlands	1,459,140	2.3%
Ireland	1,189,437	1.9%
Italy	890,807	1.4%
	$62,574,167	97.7%

SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS February 28, 2018 (Unaudited)
Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Net Unrealized Appreciation
BNY Mellon	3/16/2018	EUR	3,800,000	USD	4,715,800	$73,998
BNY Mellon	3/16/2018	GBP	1,600,000	USD	2,235,872	31,390
Total						$105,388

EUR - Euro

GBP - British Pound Sterling

USD - U.S. Dollar

The average net monthly notional value of forward foreign currency exchange contracts for the six months ended February 28, 2018 is $9,902,915.

See accompanying notes to financial statements.

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BLUE CURRENT GLOBAL DIVIDEND FUND STATEMENT OF ASSETS AND LIABILITIES February 28, 2018 (Unaudited)
ASSETS
Investments in securities:
At acquisition cost	$56,431,252
At value (Note 2)	$63,977,970
Receivable for capital shares sold	16,500
Dividends receivable	144,309
Unrealized appreciation on forward currency exchange contracts (Notes 2 and 5)	105,388
Other assets	16,482
TOTAL ASSETS	64,260,649

LIABILITIES
Payable for capital shares redeemed	202,806
Payable to Adviser (Note 4)	25,330
Payable to administrator (Note 4)	10,980
Other accrued expenses	5,385
TOTAL LIABILITIES	244,501

NET ASSETS	$64,016,148

NET ASSETS CONSIST OF:
Paid-in capital	$55,774,785
Distributions in excess of net investment income	(177,585)
Accumulated net realized gains from investment transactions	766,842
Net unrealized appreciation on investments	7,546,718
Net unrealized appreciation on forward foreign currency contracts	105,388
NET ASSETS	$64,016,148

PRICING OF INSTITUTIONAL SHARES (Note 1)
Net assets applicable to Institutional Shares	$64,016,148
Shares of Institutional Shares outstanding (no par value, unlimited number of shares outstanding)	5,582,963
Net asset value, offering and redemption price per share (a) (Note 2)	$11.47

(a)	Redemption fee may apply to redemptions of shares held for 7 days or less.
See accompanying notes to financial statements.

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BLUE CURRENT GLOBAL DIVIDEND FUND STATEMENT OF OPERATIONS For the Six Months Ended February 28, 2018 (Unaudited)
INVESTMENT INCOME
Dividends	$674,287
Foreign withholding taxes on dividends	(7,519)
666,768
EXPENSES
Investment advisory fees (Note 4)	313,767
Administration fees (Note 4)	31,702
Professional fees	23,935
Fund accounting fees (Note 4)	21,173
Custodian and bank service fees	9,358
Transfer agent fees (Note 4)	9,000
Compliance fees and expenses (Note 4)	6,244
Registration and filing fees	6,204
Printing of shareholder reports	5,600
Trustees’ fees and expenses (Note 4)	4,920
Postage and supplies	3,738
Pricing fees	2,529
Insurance expense	1,288
Other expenses	8,218
TOTAL EXPENSES	447,676
Fee reductions by the Adviser (Note 4)	(133,908)
NET EXPENSES	313,768

NET INVESTMENT INCOME	353,000

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS, DERIVATIVES AND FOREIGN CURRENCY TRANSLATION
Net realized gains (losses) from:
Investments	1,706,723
Forward foreign currency contracts (Notes 2 and 5)	(647,720)
Foreign currency transactions (Note 2)	(7,116)
Net change in unrealized appreciation (depreciation) on:
Investments	1,213,684
Forward foreign currency contracts (Notes 2 and 5)	204,439
Foreign currency translation (Note 2)	(195)
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS, DERIVATIVES AND FOREIGN CURRENCY TRANSLATION	2,469,815

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,822,815

See accompanying notes to financial statements.

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BLUE CURRENT GLOBAL DIVIDEND FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
FROM OPERATIONS
Net investment income	$353,000	$1,209,550
Net realized gains (losses) from:
Investments	1,706,723	1,356,530
Forward foreign currency contracts	(647,720)	—
Foreign currency transactions	(7,116)	(17,859)
Net change in unrealized appreciation (depreciation) on:
Investments	1,213,684	4,061,572
Forward foreign currency contracts	204,439	(99,051)
Foreign currency translation	(195)	195
Net increase in net assets from operations	2,822,815	6,510,937

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Institutional Shares	(299,190)	(981,628)
Realized capital gains, Institutional Shares	(1,162,832)	—
Decrease in net assets from distributions to shareholders	(1,462,022)	(981,628)

FROM CAPITAL SHARE TRANSACTIONS
Institutional Shares
Proceeds from shares sold	4,460,293	16,759,462
Net asset value of shares issued in reinvestment of distributions	1,088,786	747,191
Proceeds from redemption fees collected (Note 2)	764	—
Payments for shares redeemed	(2,742,696)	(2,819,565)
Net increase in Institutional Shares net assets from capital share transactions	2,807,147	14,687,088

TOTAL INCREASE IN NET ASSETS	4,167,940	20,216,397

NET ASSETS
Beginning of period	59,848,208	39,631,811
End of period	$64,016,148	$59,848,208

ACCUMULATED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$(177,585)	$423,441

CAPITAL SHARE ACTIVITY
Institutional Shares
Shares sold	381,218	1,604,703
Shares reinvested	94,139	70,912
Shares redeemed	(234,626)	(274,670)
Net increase in shares outstanding	240,731	1,400,945
Shares outstanding, beginning of period	5,342,232	3,941,287
Shares outstanding, end of period	5,582,963	5,342,232

See accompanying notes to financial statements.

16

BLUE CURRENT GLOBAL DIVIDEND FUND INSTITUTIONAL SHARES FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31, 2017	Year Ended August 31, 2016	Period Ended August 31, 2015(a)
Net asset value at beginning of period	$11.20		$10.06	$9.42	$10.00

Income (loss) from investment operations:
Net investment income	0.06		0.24	0.22	0.16
Net realized and unrealized gains (losses) on investments	0.48		1.11	0.61	(0.62)
Total from investment operations	0.54		1.35	0.83	(0.46)

Less distributions:
From net investment income	(0.06)		(0.21)	(0.19)	(0.12)
From net realized gains	(0.21)		—	—	—
Total distributions	(0.27)		(0.21)	(0.19)	(0.12)

Proceeds from redemption fees collected (Note 2)	0.00	(b)	—	—	—

Net asset value at end of period	$11.47		$11.20	$10.06	$9.42

Total return (c)	4.77	%(d)	13.57%	8.92%	(4.65	%)(d)

Net assets at end of period (000’s)	$64,016		$59,848	$39,632	$30,098

Ratios/supplementary data:
Ratio of total expenses to average net assets	1.41	%(e)	1.45%	1.55%	1.68	%(e)
Ratio of net expenses to average net assets (f)	0.99	%(e)	0.99%	0.99%	0.99	%(e)
Ratio of net investment income to average net assets (f)	1.11	%(e)	2.47%	2.37%	2.04	%(e)
Portfolio turnover rate	26	%(d)	61%	58%	72	%(d)

(a)	Represents the period from the commencement of operations (September 18, 2014) through August 31, 2015.
(b)	Amount rounds to less than $0.01 per share.
(c)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends and capital gain distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced advisory fees (Note 4).

(d)	Not annualized.
(e)	Annualized.
(f)	Ratio was determined after advisory fee reductions by the Adviser (Note 4).
See accompanying notes to financial statements.

17

BLUE CURRENT GLOBAL DIVIDEND FUND
NOTES TO FINANCIAL STATEMENTS
February 28, 2018 (Unaudited)

1. Organization

Blue Current Global Dividend Fund (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report.

The investment objective of the Fund is to seek current income and capital appreciation.

The Fund currently offers one class of shares: Institutional Class shares (sold without any sales loads or distribution fees and subject to a $100,000 initial investment requirement). As of February 28, 2018, the Investor Class shares (to be sold without any sales loads, but subject to a distribution fee of up to 0.25% of the class’ average daily net assets and subject to a $2,500 initial investment requirement) are not currently offered. When both classes are offered, each share class will represent an ownership interest in the same investment portfolio.

2. Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Securities valuation – The Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for business. The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”) of the Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or published prices for the

18

BLUE CURRENT GLOBAL DIVIDEND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

same securities. Securities traded on foreign exchanges are typically fair valued by an independent pricing service and translated from the local currency into U.S. dollars using currency exchange rates supplied by an independent pricing quotation service.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The Fund’s foreign equity securities actively traded in foreign markets may be classified as Level 2 despite the availability of closing prices because such securities are typically fair valued by an independent pricing service. The Board has authorized the Fund to retain an independent pricing service to determine the fair value of its foreign securities because the value of such securities may be materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which such foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest rate change); issuer specific (e.g., earnings report or merger announcement); or U.S. market-specific (such as a significant movement in the U.S. market that is deemed to affect the value of foreign securities). The pricing service uses an automated system that incorporates a model based on multiple parameters, including a security’s local closing price, relevant general and sector indices, currency fluctuations, trading in depositary receipts and futures, if applicable, and/or research valuations by its staff, in determining what it believes is the fair value of the securities.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$49,597,006	$12,977,161	$—	$62,574,167
Money Market Funds	1,403,803	—	—	1,403,803
Total	$51,000,809	$12,977,161	$—	$63,977,970

19

BLUE CURRENT GLOBAL DIVIDEND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of February 28, 2018, the Fund did not have any transfers between Levels. In addition, the Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of February 28, 2018. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

Foreign currency translation – Securities and other assets and liabilities denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis:

A.	The fair values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

B.	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m. Eastern Time on the respective date of such transactions.

C.

The Fund does not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions and 3) the difference between the amounts of dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities that result from changes in exchange rates.

Forward foreign currency exchange contracts – The Fund, at times, uses forward foreign currency exchange contracts to hedge exposure to foreign currency. All foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates, resulting in unrealized gains or losses. Realized and unrealized gains or losses from transactions in foreign currency exchange contracts will be included in the Fund’s Statement of Assets and Liabilities and Statement of Operations. Risks associated with these contracts include the potential inability of counterparties to meet the terms of their contracts and unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Share valuation – The NAV per share of each class of the Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of the Fund is equal to the NAV per share of such class, except that shareholders of the Fund are subject to a redemption fee equal to 2.00%

20

BLUE CURRENT GLOBAL DIVIDEND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

of the NAV of Fund shares redeemed within 7 days of purchase, excluding involuntary redemptions of accounts that fall below the minimum investment amount or the redemption of Fund shares representing reinvested dividends, capital gain distributions, or capital appreciation. During the periods ended February 28, 2018 and August 31, 2017, proceeds from redemption fees, recorded in capital, totaled $764 and $0, respectively.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. The Fund may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs. The Fund may also invest in master limited partnerships (“MLPs”) whose distributions generally are comprised of ordinary income, capital gains and return of capital from the MLP. For financial statement purposes, the Fund records all income received as ordinary income. This amount may be subsequently revised based on information received from the MLPs after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Fund. Withholding taxes on foreign dividends have been recorded for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – Distributions to shareholders arising from net investment income are declared and paid quarterly to shareholders. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid during the periods ended February 28, 2018 and August 31, 2017 was as follows:

Period Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
02/28/18	$299,190	$1,162,832	$1,462,022
08/31/17	$981,628	$—	$981,628

21

BLUE CURRENT GLOBAL DIVIDEND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, each as of the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of February 28, 2018:

Tax cost of portfolio investments	$56,571,095
Gross unrealized appreciation	$9,139,881
Gross unrealized depreciation	(1,733,006)
Net unrealized appreciation on investments	7,406,875
Other net gains	834,488
Accumulated earnings	$8,241,363

The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales, the tax treatment of the cost of securities received as in-kind subscriptions at the inception of the Fund, and the tax treatment of income and capital gains on publicly-traded partnerships held by the Fund.

For the six months ended February 28, 2018, the following reclassification was made on the Statement of Assets and Liabilities as a result of permanent differences in the recognition of capital gains or losses under income tax regulations and GAAP:

Distributions in excess of net investment income	$(654,836)
Accumulated net realized gains from investment transactions	$654,836

22

BLUE CURRENT GLOBAL DIVIDEND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

These differences are primarily due to the tax treatment of net realized losses from forward foreign currency contracts and foreign currency transactions. Such reclassification, the result of permanent differences between financial statement and income tax reporting requirements, has no effect on the Fund’s net assets or NAV per share.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current and all open tax years (tax years ended August 31, 2015 through August 31, 2017) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. federal.

3. Investment Transactions

During the six months ended February 28, 2018, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $18,804,159 and $15,789,526, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by Edge Advisors, LLC (the “Adviser”) pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at the annual rate of 0.99% of its average daily net assets.

Pursuant to an Expense Limitation Agreement between the Fund and the Adviser (the “ELA”), the Adviser has agreed, until January 1, 2019, to reduce its investment advisory fees and reimburse other expenses to limit total annual operating expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividends expenses on securities sold short; acquired fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business; and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940) to an amount not exceeding 0.99% of the Fund’s average daily net assets. Accordingly, the Adviser reduced its investment advisory fees in the amount of $133,908 during the six months ended February 28, 2018.

Under the terms of the ELA, investment advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause total annual operating expenses to exceed the lesser of (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of February 28, 2018, the Adviser may seek recoupment of investment advisory fee reductions no later than the dates stated below:

23

BLUE CURRENT GLOBAL DIVIDEND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2018	August 31, 2019	August 31, 2020	February 28, 2021	Total
$87,407	$189,186	$225,554	$133,908	$636,055

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, compliance and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies, and costs of pricing the Fund’s portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers and a Trustee of the Trust are also officers of Ultimus and the Distributor and are not paid by the Fund for serving in such capacities.

TRUSTEE COMPENSATION

Each Trustee who is not an “interested person” of the Trust (“Independent Trustee”) receives a $1,000 annual retainer from the Fund, paid quarterly, except for the Board Chairperson who receives a $1,200 annual retainer from the Fund, paid quarterly. Each Independent Trustee also receives from the Fund a fee of $500 for each Board meeting attended plus reimbursement for travel and other meeting-related expenses. Trustees affiliated with the Adviser or Ultimus are not compensated by the Trust for their services.

PRINCIPAL HOLDERS OF FUND SHARES

As of February 28, 2018, the following shareholders owned of record 5% or more of the outstanding shares of the Fund:

Name of Record Owner	% Ownership
Pershing, LLC (for the benefit of multiple shareholders)	81%
Charles Schwab & Co., Inc. (for the benefit of multiple shareholders)	10%
National Financial Services, LLC (for the benefit of multiple shareholders)	6%

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholder’s meeting.

24

BLUE CURRENT GLOBAL DIVIDEND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

5. Derivatives Transactions

At February 28, 2018, the Fund was invested in derivative contracts which are reflected in the Statement of Assets and Liabilities as follows:

		Derivative Assets		Derivative Liabilities
Risk	Derivative Type	Statement of Assets and Liabilities Location	Fair Value Amount	Statement of Assets and Liabilities Location	Fair Value Amount
Currency	Forward foreign currency exchange contracts	Unrealized appreciation on forward currency exchange contracts	$105,388	Unrealized depreciation on forward currency exchange contracts	$—

For the six months ended February 28, 2018, the effect of derivative contracts in the Fund’s Statement of Operations was as follows:

		Statement of Operations
Risk	Derivative Type	Net Realized Loss	Net Change in Unrealized Appreciation (Depreciation)
Currency	Forward foreign currency exchange contracts	$(647,720)	$204,439

In the ordinary course of business, the Fund may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Fund to offset the exposure it has on any transactions with a specific counterparty with any collateral it has received or delivered in connection with other transactions with that counterparty. Generally, the Fund manages its cash collateral and securities collateral, if any, on a counterparty basis.

25

BLUE CURRENT GLOBAL DIVIDEND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The following table presents, by derivative type, the Fund’s financial derivative instruments net of the related collateral (received)/pledged, if any, at February 28, 2018:

				Gross Amounts Not Offset in the Statement of Assets & Liabilities
Derivative Type	Gross Amounts of Recognized Assets (Liabilities)	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Assets Presented in the Statement Of Assets & Liabilities	Financial Instruments	Collateral Received (Pledged)	Net Amount
Forward Foreign Currency Exchange Contracts	$105,388	$—	$105,388	$—	$—	$105,388
Total subject to a master netting or similar arrangement	$105,388	$—	$105,388	$—	$—	$105,388

6. Foreign Investment Risk

Compared with investing in the U.S., investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls, and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains or increase losses from investments denominated in foreign currencies. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair an investor’s ability to bring its capital or income back to the U.S. The value of foreign securities may be affected by incomplete, less frequent, or inaccurate financial information about their issuers, social upheavals, or political actions ranging from tax code changes to government collapse. Foreign companies may also receive less coverage by market analysts than U.S. companies and may be subject to different reporting standards or regulatory requirements than those applicable to U.S. companies.

26

BLUE CURRENT GLOBAL DIVIDEND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

7. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations, warranties, and general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

27

BLUE CURRENT GLOBAL DIVIDEND FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (September 1, 2017) and held until the end of the period (February 28, 2018).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge sales loads. However, a redemption fee of 2% is applied on the sale of shares held for less than 7 days.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

28

BLUE CURRENT GLOBAL DIVIDEND FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

Institutional Class	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Net Expense Ratio	Expenses Paid During Period(a)
Based on Actual Fund Return	$1,000.00	$1,047.70	0.99%	$5.03
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.89	0.99%	$4.96

(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

29

BLUE CURRENT GLOBAL DIVIDEND FUND
OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling 1-800-514-3583, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling 1-800-514-3583, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-800-514-3583. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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Semi-Annual Report

February 28, 2018
(Unaudited)

MARSHFIELD CONCENTRATED OPPORTUNITY FUND
LETTER TO SHAREHOLDERS	March 23, 2018

From August 31, 2017 through February 28, 2018, the Marshfield Concentrated Opportunity Fund (the “Fund”) produced a cumulative total return of 14.56% compared to 10.84% for the S&P 500® Index.

Against the sometimes uneasy backdrop of a relentless 24-hour news cycle and a fraught political climate, the last six months gave us at Marshfield the opportunity to exercise our discipline. Our approach has always been to keep our heads down (and firmly screwed on) and to focus on what matters. This is not to say that the issues of the day don’t have an effect on us—they do—but when we come to work, we do so as professionals whose job it is to invest with rigor, patience, and a set of abiding principles. “Ad hoc” is not in our nature. What’s more, the welcome return of (at least some) volatility—welcome in that volatility helps provide us with good buying opportunities—only reinforces the need for a steady hand and a level head.

Somewhat surprisingly to us, given the level of the market, we sold relatively little over the last six months based purely on price. Perhaps less surprisingly, we added no new names to the portfolio, a bargain buy price being one of the “non-negotiables” of our investment philosophy. Our domestically-oriented portfolio, built on the foundation of market skepticism about an economic recovery, benefitted from the reduction in corporate income tax contained in the recently passed tax legislation, after having already profited from the perception that a regulatory rollback was in the offing. Our intention was not to take sides in this debate but to take advantage of what anxiety made inexpensive and then to sit back and wait for our portfolio companies to prove their mettle and even, in some cases, to burst through our hold range.

Of course, if a great company gets cheap, we’ll buy it, notwithstanding the sound and fury of temporary circumstance. We simply didn’t have the opportunity to do so over the past six months, given the unshakably rich prices of the companies on our shopping list. Conversely, of course, if a great company we’ve already bought becomes expensive, we’ll sell it, even if it seems as though the future is perfect as far as the eye can see. On that basis, we sold more than half our position in NVR, the homebuilder. NVR is distinguished from other homebuilders by its almost complete refusal to own land (instead they buy options on land which they can exercise—or not). Because NVR owns little or no land, their returns on capital are far superior to those of their competitors. We like the model and we like management. When we bought the stock, no one appreciated these virtues. But late last calendar year they apparently came around—the stock was up about 100% in 2017 alone. We would be happy to buy the stock again, on a different day at a different (i.e., lower) price. For now though, we’re happy to let someone else own more of it and for us to own less.

We also, from time to time, sell stock for reasons other than price (or price alone), most typically when a company we’ve liked enough in the past to buy and hold loses its luster. We sold our position in US Bancorp for this reason (though it was also perilously close to overvaluation): while elements of its franchise, like its payments business, remained quite strong, it was facing the retirement of its long-time and internally popular CEO, Richard Davis. Change at the top is a life-cycle event that

1

poses a profound cultural and operational stressor for a company and we always regard it with trepidation. That Davis’s successor was competent but cut from a very different cloth was significant to us. This fact, combined with our belief that the current deregulatory trend in financial services was likely to narrow the regulatory gap between US Bancorp and their larger, more heavily regulated competitors (a gap that had played to US Bancorp’s advantage) encouraged us to accept the attractive price that the market was offering us for the stock.

We look forward to a new year and a new set of challenges. Though we acknowledge the winds of uncertainty, concern and confusion, we don’t bend with them. We remain steadfast as ever in pursuit of our discipline and the exercise of our philosophy.

Sincerely,

Elise J. Hoffmann Portfolio Manager	Christopher M. Niemczewski Portfolio Manager

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month-end are available by calling 1-855-691-5288.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please visit our website at www.MarshfieldFunds.com or call 1-855-691-5288 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Fund that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Fund, may be sold at any time, and may no longer be held by the Fund. For a complete list of securities held by the Fund as of February 28, 2018, please see the Schedule of Investments section of the semi-annual report. The opinions of the Fund’s adviser with respect to those securities may change at any time.

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Fund and the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to factors noted with such forward-looking statements, include, without limitation, general economic conditions, such as inflation, recession, and interest rates. Past performance is not a guarantee of future results.

2

MARSHFIELD CONCENTRATED OPPORTUNITY FUND
PORTFOLIO INFORMATION
February 28, 2018 (Unaudited)

Portfolio Allocation (% of Net Assets)

Top 10 Equity Holdings

Security Description	% of Net Assets
Moody's Corporation	11.0%
Arch Capital Group Ltd.	7.7%
Deere & Company	6.5%
Cummins, Inc.	5.3%
Goldman Sachs Group, Inc. (The)	5.0%
AutoZone, Inc.	4.9%
Fastenal Company	4.7%
MasterCard, Inc. - Class A	4.5%
Chipotle Mexican Grill, Inc.	4.5%
Visa, Inc. - Class A	4.3%

3

MARSHFIELD CONCENTRATED OPPORTUNITY FUND SCHEDULE OF INVESTMENTS February 28, 2018 (Unaudited)
COMMON STOCKS — 83.4%	Shares	Value
Consumer Discretionary — 25.1%
Diversified Consumer Services — 2.7%
Strayer Education, Inc.	4,863	$435,919

Hotels, Restaurants & Leisure — 8.5%
Chipotle Mexican Grill, Inc. (a)	2,315	737,119
Yum! Brands, Inc.	8,095	658,771
		1,395,890
Household Durables — 2.3%
NVR, Inc. (a)	132	375,299

Specialty Retail — 11.6%
AutoZone, Inc. (a)	1,204	800,323
O'Reilly Automotive, Inc. (a)	2,297	560,904
Ross Stores, Inc.	6,873	536,713
		1,897,940
Financials — 23.7%
Capital Markets — 16.0%
Goldman Sachs Group, Inc. (The)	3,107	816,924
Moody's Corporation	10,726	1,789,955
		2,606,879
Insurance — 7.7%
Arch Capital Group Ltd. (a)	14,342	1,265,538

Health Care — 1.1%
Life Sciences Tools & Services — 1.1%
Waters Corporation (a)	889	181,925

Industrials — 24.7%
Air Freight & Logistics — 4.3%
Expeditors International of Washington, Inc.	10,706	695,462

Machinery — 11.8%
Cummins, Inc.	5,132	863,048
Deere & Company	6,579	1,058,364
		1,921,412
Road & Rail — 3.9%
Union Pacific Corporation	4,953	645,128

See accompanying notes to financial statements.

4

MARSHFIELD CONCENTRATED OPPORTUNITY FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 83.4% (Continued)	Shares	Value
Industrials — 24.7% (Continued)
Trading Companies & Distributors — 4.7%
Fastenal Company	14,039	$768,214

Information Technology — 8.8%
IT Services — 8.8%
MasterCard, Inc. - Class A	4,200	738,192
Visa, Inc. - Class A	5,731	704,569
		1,442,761

Total Common Stocks (Cost $10,300,068)		$13,632,367

MONEY MARKET FUNDS — 10.3%	Shares	Value
Vanguard Treasury Money Market Fund, 1.41% (b) (Cost $1,680,198)	1,680,198	$1,680,198

Total Investments at Value – 93.7% (Cost $11,980,266)		$15,312,565

Other Assets in Excess of Liabilities — 6.3%		1,025,636

Net Assets — 100.0%		$16,338,201

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of February 28, 2018.
See accompanying notes to financial statements.

5

MARSHFIELD CONCENTRATED OPPORTUNITY FUND STATEMENT OF ASSETS AND LIABILITIES February 28, 2018 (Unaudited)
ASSETS
Investments in securities:
At acquisition cost	$11,980,266
At value (Note 2)	$15,312,565
Cash (Note 2)	1,167,884
Dividends receivable	21,863
Receivable from Adviser (Note 4)	5,875
Other assets	14,830
Total assets	16,523,017

LIABILITIES
Payable for securities purchased	171,756
Payable to administrator (Note 4)	7,625
Other accrued expenses	5,435
Total liabilities	184,816

NET ASSETS	$16,338,201

NET ASSETS CONSIST OF:
Paid-in capital	$12,692,035
Accumulated net investment loss	(4,245)
Accumulated net realized gains from investment transactions	318,112
Net unrealized appreciation on investments	3,332,299
NET ASSETS	$16,338,201

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,156,797

Net asset value, offering price and redemption price per share (Note 2)	$14.12

See accompanying notes to financial statements.

6

MARSHFIELD CONCENTRATED OPPORTUNITY FUND STATEMENT OF OPERATIONS For the Six Months Ended February 28, 2018 (Unaudited)
INVESTMENT INCOME
Dividend income	$76,849
Interest	260
77,109
EXPENSES
Investment advisory fees (Note 4)	70,246
Professional fees	20,907
Fund accounting fees (Note 4)	14,740
Administration fees (Note 4)	14,000
Transfer agent fees (Note 4)	9,000
Registration and filing fees	6,833
Compliance fees (Note 4)	6,000
Custody and bank service fees	5,848
Trustees' fees and expenses (Note 4)	4,952
Postage and supplies	3,276
Printing of shareholder reports	2,062
Insurance expense	1,288
Pricing fees	180
Other expenses	3,978
Total expenses	163,310
Less fee reductions and expense reimbursements by the Adviser (Note 4)	(81,972)
Net expenses	81,338

NET INVESTMENT LOSS	(4,229)

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from investment transactions	499,804
Net change in unrealized appreciation (depreciation) on investments	1,454,059
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	1,953,863

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,949,634

See accompanying notes to financial statements.

7

MARSHFIELD CONCENTRATED OPPORTUNITY FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
FROM OPERATIONS
Net investment income (loss)	$(4,229)	$6,721
Net realized gains from investment transactions	499,804	133,074
Net change in unrealized appreciation (depreciation) on investments	1,454,059	1,262,848
Net increase in net assets resulting from operations	1,949,634	1,402,643

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
From net investment income	(8,517)	(11,998)
From net realized gains	(303,783)	(31,503)
Decrease in net assets from distributions to shareholders	(312,300)	(43,501)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	2,039,617	5,829,947
Net asset value of shares issued in reinvestment of distributions to shareholders	301,657	43,070
Proceeds from redemption fees collected (Note 2)	290	—
Payments for shares redeemed	(474,553)	(289,433)
Net increase in net assets from capital share transactions	1,867,011	5,583,584

TOTAL INCREASE IN NET ASSETS	3,504,345	6,942,726

NET ASSETS
Beginning of period	12,833,856	5,891,130
End of period	$16,338,201	$12,833,856

ACCUMULATED NET INVESTMENT INCOME (LOSS)	$(4,245)	$8,501

CAPITAL SHARE ACTIVITY
Shares sold	148,809	484,894
Shares reinvested	21,796	3,775
Shares redeemed	(33,731)	(24,060)
Net increase in shares outstanding	136,874	464,609
Shares outstanding at beginning of period	1,019,923	555,314
Shares outstanding at end of period	1,156,797	1,019,923

See accompanying notes to financial statements.

8

MARSHFIELD CONCENTRATED OPPORTUNITY FUND FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31, 2017	Period Ended August 31, 2016 (a)
Net asset value at beginning of period	$12.58		$10.61	$10.00

Income from investment operations:
Net investment income (loss)	(0.00	)(b)	0.00 (b)	0.02
Net realized and unrealized gains on investments	1.83		2.04	0.59
Total from investment operations	1.83		2.04	0.61

Less distributions:
From net investment income	(0.01)		(0.02)	—
From net realized gains	(0.28)		(0.05)	—
Total distributions	(0.29)		(0.07)	—

Proceeds from redemption fees collected (Note 2)	0.00	(b)	—	—

Net asset value at end of period	$14.12		$12.58	$10.61

Total return (c)	14.56	%(d)	19.27%	6.10	%(d)

Net assets at end of period (000's)	$16,338		$12,834	$5,891

Ratios/supplementary data:
Ratio of total expenses to average net assets	2.21	%(e)	2.87%	3.80	%(e)

Ratio of net expenses to average net assets (f)	1.10	%(e)	1.10%	1.22	%(e)

Ratio of net investment income (loss) to average net assets (f)	(0.06	%)(e)	0.08%	0.42	%(e)

Portfolio turnover rate	11	%(d)	11%	18	%(d)

(a)	Represents the period from the commencement of operations (December 29, 2015) through August 31, 2016.
(b)	Amount rounds to less than $0.01 per share.
(c)

Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced advisory fees and reimbursed expenses (Note 4).

(d)	Not annualized.
(e)	Annualized.
(f)	Ratio was determined after advisory fee reductions and expense reimbursements (Note 4).
See accompanying notes to financial statements.

9

MARSHFIELD CONCENTRATED OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS
February 28, 2018 (Unaudited)

1. Organization

Marshfield Concentrated Opportunity Fund (the “Fund”) is a non-diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report.

The investment objective of the Fund is to seek the dual goals of capital preservation and the long-term growth of principal, while targeting a pattern of performance at variance with that of the market.

2. Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Securities valuation – The Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies, including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). Fixed income securities, if any, are generally valued using prices provided by an independent pricing service approved by the Board of Trustees of the Trust (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities in determining these prices. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets,

10

MARSHFIELD CONCENTRATED OPPORTUNITY FUND NOTES TO FINANCIAL STATEMENTS (Continued)

such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$13,632,367	$—	$—	$13,632,367
Money Market Funds	1,680,198	—	—	1,680,198
Total	$15,312,565	$—	$—	$15,312,565

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of February 28, 2018, the Fund did not have any transfers between Levels. In addition, the Fund did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of February 28, 2018. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

Cash account – The Fund’s cash is held in a bank account with balances which may exceed the amount covered by federal deposit insurance. As of February 28, 2018, the cash balance reflected on the Statement of Assets and Liabilities represents the amount held in a deposit sweep account.

Share valuation – The NAV per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the NAV,

11

MARSHFIELD CONCENTRATED OPPORTUNITY FUND NOTES TO FINANCIAL STATEMENTS (Continued)

except that shares of the Fund are subject to a redemption fee of 2% if redeemed within 90 days of the date of purchase. During the periods ended February 28, 2018 and August 31, 2017, proceeds from the redemption fees, recorded in capital, totaled $290 and $0, respectively.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – The Fund will distribute to shareholders any net investment income dividends and net realized capital gains distributions at least once each year. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions are recorded on the ex-dividend date. The tax character of the Fund’s distributions paid to shareholders during the periods ended February 28, 2018 and August 31, 2017 was as follows:

Period Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
2/28/2018	$9,718	$302,582	$312,300
8/31/2017	$43,501	$—	$43,501

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

12

MARSHFIELD CONCENTRATED OPPORTUNITY FUND NOTES TO FINANCIAL STATEMENTS (Continued)

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of February 28, 2018:

Tax cost of portfolio investments	$11,982,962
Gross unrealized appreciation	$3,461,389
Gross unrealized depreciation	(131,786)
Net unrealized appreciation	3,329,603
Accumulated ordinary loss	(4,245)
Other gains	320,808
Accumulated earnings	$3,646,166

The values of the federal income tax cost of portfolio investments and the tax components of accumulated earnings and the financial statement cost of portfolio investments and components of net assets may be temporarily different (“book/tax differences”). These book/tax differences are due to the timing of the recognition of capital gains or losses under income tax regulations and GAAP, primarily due to the tax deferral of losses on wash sales.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current and all open tax periods (periods ended September 30, 2016 and August 31, 2017) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. Federal.

3. Investment Transactions

During the six months ended February 28, 2018, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $1,729,198 and $1,352,638, respectively.

13

MARSHFIELD CONCENTRATED OPPORTUNITY FUND NOTES TO FINANCIAL STATEMENTS (Continued)

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by Marshfield Associates, Inc. (the “Adviser”) pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser an advisory fee, computed and accrued daily and paid monthly, at the annual rate of 0.95% of its average daily net assets.

Pursuant to an Expense Limitation Agreement (“ELA”) between the Fund and the Adviser, the Adviser has contractually agreed, until January 1, 2019, to reduce its investment advisory fees and reimburse other expenses to limit total annual operating expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Fund; acquired fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business; and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended), to an amount not exceeding 1.10% of the Fund’s average daily net assets. Accordingly, during the six months ended February 28, 2018, the Adviser did not collect any of its investment advisory fees and reimbursed other operating expenses totaling $11,726.

Under the terms of the ELA, investment advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided the repayments do not cause total annual operating expenses to exceed the lesser of (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of February 28, 2018, the Adviser may seek repayment of investment advisory fee reductions and expense reimbursements in the amount of $316,732 no later than the dates as stated below:

August 31, 2019	$85,254
August 31, 2020	149,506
February 28, 2021	81,972

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, compliance and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies, and costs of pricing the Fund’s portfolio securities.

14

MARSHFIELD CONCENTRATED OPPORTUNITY FUND NOTES TO FINANCIAL STATEMENTS (Continued)

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers and a Trustee of the Trust are also officers of Ultimus and the Distributor.

TRUSTEE COMPENSATION

Each Trustee who is not an “interested person” of the Trust (“Independent Trustee”) receives a $1,000 annual retainer from the Fund, paid quarterly, except for the Board Chairperson who receives a $1,200 annual retainer from the Fund, paid quarterly. Each Independent Trustee also receives from the Fund a fee of $500 for each Board meeting attended plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDERS OF FUND SHARES

As of February 28, 2018, the following shareholders owned of record 5% or more of the outstanding shares of the Fund:

Name of Record Owner	% Ownership
D.A. Davidson & Co. (for the benefit of its customers)	28%
Marshfield Associates 401K Plan	13%
Christopher M. Niemczewski	11%
William K. Wilburn	10%
Elise J. Hoffman	10%
Melissa Vinick Gilbert	8%
Carolyn Miller	8%

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. Sector Risk

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact this sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of February 28, 2018, the Fund had 25.1% of the value of its net assets invested in securities within the Consumer Discretionary sector.

15

MARSHFIELD CONCENTRATED OPPORTUNITY FUND NOTES TO FINANCIAL STATEMENTS (Continued)

6. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

7. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

16

MARSHFIELD CONCENTRATED OPPORTUNITY FUND ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur two types of cost: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (September 1, 2017) and held until the end of the period (February 28, 2018).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge sales loads. However, a redemption fee of 2% is applied on the sale of shares held for less than 90 days.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

17

MARSHFIELD CONCENTRATED OPPORTUNITY FUND ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Net Expense Ratio (a)	Expenses Paid During Period (b)
Based on Actual Fund Return	$1,000.00	$1,145.60	1.10%	$5.85
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.34	1.10%	$5.51

(a)	Annualized, based on the Fund’s most recent one-half year expenses.
(b)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-855-691-5288, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-855-691-5288, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-855-691-5288. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

18

MARSHFIELD CONCENTRATED OPPORTUNITY FUND DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

The Board of Trustees (the “Board”), including the Independent Trustees voting separately, has reviewed and approved the Marshfield Concentrated Opportunity Fund’s (the “Fund”) Investment Advisory Agreement with the Marshfield Associates, Inc. (the “Adviser”) for an additional term. Approval of the Investment Advisory Agreement took place at an in-person meeting held on October 24-25, 2017, at which all the Trustees were present.

In the course of their deliberations, the Board was advised by legal counsel. The Board received and reviewed information provided by the Adviser in response to requests of the Board and counsel.

In deciding whether to approve the renewal of the Investment Advisory Agreement, the Board recalled its review of the materials related to the Fund and the Adviser throughout the preceding two years and its numerous discussions with Trust management and the Adviser about the operations and performance of the Fund during that period. The Board further considered those materials and discussions and other numerous factors, as noted below.

The nature, extent, and quality of the services provided by the Adviser. In this regard, the Board reviewed the services being provided by the Adviser to the Fund including, without limitation, its investment advisory services since the Fund’s inception; its compliance procedures and practices; its efforts to promote the Fund and assist in its distribution; and its compliance program. After reviewing the foregoing information and further information provided in the Adviser’s materials to the Board (e.g. description of its business and Form ADV), the Board concluded that the quality, extent, and nature of the services provided by the Adviser to the Fund were satisfactory and adequate.

The investment performance of the Fund. In this regard, the Board compared the performance of the Fund with the performance of its benchmark index, custom peer group, and Morningstar category. The Board also considered the consistency of the Adviser’s management with the Fund’s investment objective and policies. The Board noted that the Fund had outperformed relative to its benchmark index, custom peer group, and Morningstar category for the one-year period ended August 31, 2017 and since inception. Following additional discussion of the investment performance of the Fund, the Adviser’s experience in managing mutual funds and separate accounts, the Adviser’s historical investment performance, and other factors, the Board concluded that the investment performance of the Fund has been satisfactory.

The costs of the services provided and profits realized by the Adviser and its affiliates from their relationship with the Fund. In this regard, the Board considered the Adviser’s staffing; methods of operating; the education and experience of its personnel; its compliance program; its financial condition and the level of commitment to the Fund; the asset level of the Fund; the overall expenses of the Fund, including the advisory fee; and the differences in fees and services to the Adviser’s other similar clients. The Board considered its discussion with the Adviser

19

MARSHFIELD CONCENTRATED OPPORTUNITY FUND DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

regarding the Adviser’s Expense Limitation Agreement (the “ELA”), and considered the Adviser’s current and past fee reductions and expense reimbursements for the Fund. The Board further took into account the Adviser’s willingness to continue the ELA for the Fund until at least January 1, 2019.

The Board also considered potential benefits for the Adviser in managing the Fund, including promotion of the Adviser’s name. The Board compared the Fund’s advisory fee and overall expense ratio to the average and median advisory fees and expense ratios for its custom peer group and Morningstar category (Large Cap Blend Fund Under $25 Million, True No-Load) and fees charged to the Adviser’s other client accounts. In considering the comparison in fees and expense ratios between the Fund and other comparable funds, the Board looked at the differences in types of funds being compared, the style of investment management, the size of the Fund, and the nature of the investment strategy. The Board noted that the Fund’s advisory fee was higher than the average and median advisory fee for the Fund’s peer group and Morningstar category, but less than the highest advisory fee in the Morningstar category. The Board also considered the Adviser’s commitment to limit the Fund’s expenses under the ELA. The Board further noted that the overall expense ratio for the Fund was higher than the average and median expense ratio for the other funds in the Fund’s custom peer group and Morningstar category, but lower than the highest expense ratio in the Morningstar category. The Board also compared the fees paid by the Fund to the fees paid by other clients of the Adviser, and considered the similarities and differences of services received by such other clients as compared to the services received by the Fund. The Board noted that the fee structures applicable to the Adviser’s other clients were not indicative of any unreasonableness with respect to the advisory fees proposed to be payable to the Fund. The Board further considered the investment strategy and style used by the Adviser in managing the portfolio of the Fund and the Adviser’s commitment to limit the expenses of the Fund under the ELA. Following these comparisons and considerations and upon further consideration and discussion of the foregoing, the Board concluded that for the Fund, the advisory fees paid to the Adviser by the Fund are fair and reasonable.

The extent to which the Fund and its investors would benefit from economies of scale. In this regard, the Board considered that for the Fund, the fee arrangements with the Adviser involve both the advisory fee and the ELA. The Board determined that while the advisory fee remained the same as asset levels increased, the shareholders of the Fund will continue to experience benefits from the ELA until the Fund’s assets grow to a level where its expenses otherwise fall below the expense limit. Following further discussion of the asset levels for the Fund, expectations for asset growth, and level of fees, the Board determined that the fee arrangements with the Adviser will continue to provide benefits and that the Fund’s arrangements were fair and reasonable in relation to the nature and quality of services being provided by the Adviser.

20

MARSHFIELD CONCENTRATED OPPORTUNITY FUND DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

Brokerage and portfolio transactions. In this regard, the Board considered the Adviser’s policies and procedures and performance in seeking best execution for its clients, including the Fund. The Board also considered the historical portfolio turnover rate for the Fund; the process by which the Adviser evaluates best execution; the method and basis for selecting and evaluating broker-dealers; and any anticipated allocation of portfolio business to persons affiliated with the Adviser. After further review and discussion, the Board determined for the Fund that the Adviser’s practices regarding brokerage and portfolio transactions are satisfactory.

Possible conflicts of interest. In evaluating the possibility for conflicts of interest, the Board considered such matters as the experience and abilities of the advisory personnel assigned to the Fund; the Adviser’s process for allocating trades among the Fund and its other clients; and the substance and administration of the Adviser’s Code of Ethics. Following further consideration and discussion, the Board found for the Fund that the Adviser’s standards and practices relating to the identification and mitigation of potential conflicts of interests were satisfactory.

Conclusion

After consideration of the above factors as well as other factors, the Board unanimously concluded that approval of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders. It was noted that in the Trustees’ deliberation regarding the approval of the renewal of the Investment Advisory Agreement, the Trustees did not identify any particular information or factor that was all-important or controlling, and that each individual Trustee may have attributed different weights to the various factors noted above.

21

Topturn OneEighty Fund

Semi-Annual Report

February 28, 2018
(Unaudited)

Topturn OneEighty Fund LETTER TO SHAREHOLDERS	March 20, 2018

Dear Fellow Shareholders:

For the six months ended February 28, 2018, the Topturn OneEighty Fund (TTFOX) returned 3.35% versus a benchmark return of -0.47% for the Morningstar Diversified Alternatives Total Return Index. From inception on September 1, 2015, the Fund delivered a cumulative return of +18.88%, or 7.18% annualized, versus a benchmark return of +3.22%, or 1.28% annualized, for the Morningstar Diversified Alternatives Total Return Index.

To fully understand and appreciate the Fund’s performance over the past six months, a brief overview of market dynamics covering the same time frame is in order. The start of the most recent six-month period was highlighted by a widely expected announcement by the Federal Reserve during its September 2017 meeting. The announced program of balance sheet normalization, in effect resulting in Quantitative Tightening (QT) on top of continued increases in the discount rate policy, though largely anticipated, put most asset classes under pressure. Eventually, trades that had worked well after the U.S. presidential elections found renewed strength as U.S. tax reform policy took center stage.

Moving into December 2017, three key elements seemed to be driving securities markets. First, Bitcoin was on full display with prices doubling in just a few weeks. There are few available comparisons to similar price movements of an asset class, though the great silver spike, and bubble, of 1980 comes to mind. Risk appetite continued to increase across asset classes until, during the middle of the month, the Fed raised interest rates and Bitcoin started to crater. Ultimately, the first major tax reform since 1986 was passed, and after some initial weakness across asset classes, a division started to develop. Fixed assets that would be hurt from higher inflation, like U.S. Treasuries and the U.S. Dollar, started to trend downward, while assets that tend to hold up when inflation is rising performed well.

As the month of January 2018 progressed, a case of “FOMO” (Fear of missing out) seemed to kick in, with equities, metals, and other commodities rallying significantly. With yields on the 10-year U.S. Treasury approaching 3% in late January, and with equity market sentiment reaching record highs, the markets saw a return of volatility, at levels not experienced for the better part of 2 years. As most asset classes sold off, the downturn was compounded by problems that arose in volatility derivatives which triggered additional downward pressure. By the time the steep decline had abated, all gains from January had been given back…and then some. As markets reached oversold conditions, they finally found some footing and regained a bit of ground into the end of February 2018.

So much for markets, now for a discussion of the Fund. As the Fund’s fiscal year began, defensive positioning in the portfolio and a rotation from growth to cyclical value sectors caused increased portfolio volatility and turnover and resulted in a drag on performance. The portfolio, however, continued to benefit from gradually increasing global exposure and new positioning in the oil sector. After the Fed meeting in late September, the portfolio was increasingly tilted towards cyclical value exposures, allowing the portfolio to participate in rallying global equity markets.

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As mentioned earlier, volatility increased markedly during the 1st quarter with not only rotations between risk-on and risk-off positions, but also sector rotations within several asset classes (Growth vs. Value) taking place. Tactical positioning in response to these rotations caused portfolio turnover to be much higher than previous quarters. These types of rotations are common around significant turning points in markets and should last only until new intermediate-term trends are established, at which point we would expect turnover to recede somewhat.

As the 2nd quarter began, the portfolio continued its rotation from growth to cyclical value sectors to take advantage of strongly trending markets, driven by the perceived benefits that those sectors would enjoy as result of tax reform. As the quarter progressed, exposure to fixed income assets was reduced, as bond market losses accelerated.

With interest rates and volatility spiking and most major asset classes turning lower, the portfolio began to tactically rotate defensively, with hedging positions in volatility and cash being the preferred destinations for investment exposure. During periods of short-lived corrections, this defensive positioning can become a drag on performance. That said, the rebound in equity markets to this point, has lacked some bullish signals in breadth thrust indicators that are typically associated with healthy bull market moves. Time will tell whether these warning signs carry weight.

Looking forward, we continue to believe that 2018 will be a year with increased volatility, a year likely to be more challenging than was 2017. With disfunction and polarization in Washington having become almost commonplace, markets rallied with little interruption for 15 months straight, despite a never-ending flow of negative headline news. This can perhaps be attributed to the belief that the current administration is considered less hostile toward business, than the prior one.

While we cannot predict the timing or magnitude of future market volatility or when divergences will start to appear in the breadth of monetary policy, market performance, economic growth and earnings momentum, we see the three biggest risks as:

●	Earnings Deceleration

●	Rising Interest rates

●	A Less Friendly Fed

Of the three, earnings growth, or the lack thereof, could be the swing factor for two reasons. First, earnings acceleration is difficult to maintain except coming out of a recession. We have been noting declines in the percentages of markets and sectors with rates of forward earnings growth that exceed trailing earnings growth. The strongest gains have come when earnings growth is at least 11% points higher than it was a year ago. As of 3Q17 (the latest completed quarter), S&P 500 GAAP EPS year/year growth was 20.2%. That is 21.9 percentage points above 3Q16’s -1.7%. For the indicator to stay in its bullish zone, EPS will have to grow 30.7% in 2Q18. With consensus for earnings per share growth of 15.5% in 4Q17 and 14.4% in 1Q2018, comps are not going to get any easier as 2018 progresses.

As analysts have been adjusting earnings estimates to reflect tax reform, one must ask if they are being overly optimistic. History suggests that they usually are. And if equities reflect these expectations, could we see additional volatility if reported earnings don’t match up to consensus estimates? Interestingly, data published by S&P Dow Jones Indices on February 1, 2018, indicates that the highest earnings revisions went to the Energy sector, which has the

2

5th lowest number of companies with tax rates greater than 30%, while Consumer Staples had the 4th lowest earnings revisions, while having the 3rd highest number of companies with tax rates greater than 30%. Earnings seasons would include the catalysts for rising volatility, with each earnings miss perpetuating further downward revisions. The extent of the negative market impact may relate to the levels of economic disappointment ahead, given the extent to which global economic momentum is an indicator of earnings momentum.

After earnings, two other related risks could increase as the year progresses: higher interest rates and tighter monetary policy. Not only has the Federal Reserve Open Market Committee (“FOMC”) continued to raise interest rates, they have also announced further clarity surrounding the shrinking of their balance sheet, which began in October. When monetary policy is tightening, this ultimately negatively affects the economy. With inflationary pressures and expectations receding, the yield curve continues to flatten.

After the recent Fed meeting and rate hike, it was interesting to see that the dot plot did not change much. Policy makers still anticipate three rate hikes next year. We agree but think the risk is for four hikes. Here’s why:

●	The FOMC will want to move the target rate to the 2.00% to 2.25% range to keep the neutral rate near zero, which should be roughly equivalent to a 0% real fed funds rate.

●

We doubt the FOMC expected that after five rate hikes, financial conditions would be easier today than when it started hiking rates two years ago. Overly accommodative financial conditions could lead to financial instability down the road.

●	The composition of the FOMC suggests a more hawkish tilt.

●

Key 10-year Government Inflation Swaps have continued to trend higher. Our expectations for growth and inflation exceed the FOMC’s upwardly revised forecasts, suggesting a more aggressive policy response.

The resulting pullback in traditional asset classes in late January and much of February because of higher interest rates and inflation expectations could provide a useful playbook as the year unfolds. We continue to believe investors will need to identify strategies that offer sources of return that are not highly correlated to traditional asset classes. The goal of the Topturn OneEighty Fund is to offer this type of return by tactically allocating assets among non-correlating asset classes as trends are identified.

Thank you for your continued trust and interest in Topturn OneEighty Fund.

Sincerely,

Greg Stewart
Chief Investment Officer / Portfolio Manager

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Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month-end are available by calling 1-888-261-2884.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please visit our website at www.topturnfunds.com or call 1-888-261-2884 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Fund that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Fund, may be sold at any time, and may no longer be held by the Fund. For a complete list of securities held by the Fund as of February 28, 2018, please see the Schedule of Investments section of the semi-annual report. The opinions of the Adviser with respect to those securities may change at any time.

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Fund and the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to factors noted with such forward-looking statements, include, without limitation, general economic conditions, such as inflation, recession, and interest rates. Past performance is not a guarantee of future results.

4

Topturn OneEighty Fund
PORTFOLIO INFORMATION

February 28, 2018 (Unaudited)

Sector Diversification (% of Net Assets)

Top 10 Holdings

Security Description	% of Net Assets
PowerShares QQQ TrustSM, Series 1	8.4%
iShares® Core S&P 500® ETF	7.3%
iShares® Core MSCI Emerging Markets ETF	6.8%
SPDR® S&P 500® ETF Trust	6.0%
iShares® TIPS Bond ETF	4.6%
Vanguard Total International Bond ETF	4.5%
iShares® Floating Rate Bond ETF	3.9%
iShares® Russell 2000 Growth ETF	3.8%
SPDR® Bloomberg Barclays Convertible Securities ETF	3.8%
iShares® 7-10 Year Treasury Bond ETF	3.2%

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Topturn OneEighty Fund SCHEDULE OF INVESTMENTS February 28, 2018 (Unaudited)
EXCHANGE-TRADED FUNDS — 86.4%	Shares	Value
Commodities & Currencies — 20.3%
CurrencyShares British Pound Sterling Trust (a)	6,200	$829,188
CurrencyShares Euro Trust (a)	7,100	833,611
CurrencyShares Japanese Yen Trust (a)	9,700	872,418
PowerShares DB Agriculture Fund (a)	43,800	839,646
PowerShares DB Base Metals Fund (a)	43,000	818,290
PowerShares DB Commodity Index Tracking Fund (a)	49,800	826,680
United States Oil Fund, L.P. (a)	65,500	810,235
		5,830,068
Convertible Security Funds — 3.8%
SPDR® Bloomberg Barclays Convertible Securities ETF	21,000	1,087,800

International Equities — 9.4%
iShares® Core MSCI Emerging Markets ETF	33,700	1,952,241
Schwab Fundamental International Large Company Index ETF	24,500	739,655
		2,691,896
International Fixed Income — 4.5%
Vanguard Total International Bond ETF	24,000	1,299,600

Small Cap Growth — 3.8%
iShares® Russell 2000 Growth ETF	5,800	1,092,836

U.S. Fixed Income — 17.0%
iShares® 7-10 Year Treasury Bond ETF	8,900	909,313
iShares® Core U.S. Aggregate Bond ETF	2,100	224,217
iShares® Floating Rate Bond ETF	21,700	1,106,917
iShares® iBoxx $ Investment Grade Corporate Bond ETF	1,300	152,191
iShares® TIPS Bond ETF	11,700	1,309,464
Schwab U.S. TIPS ETF	10,000	544,300
SPDR® Bloomberg Barclays High Yield Bond ETF	7,000	253,470
Vanguard Intermediate-Term Treasury ETF	6,200	388,306
		4,888,178
U.S. Large Cap Equities — 27.6%
Guggenheim S&P 500® Equal Weight Health Care ETF	2,900	535,978
iShares® Core S&P 500® ETF	7,700	2,104,718
iShares® Edge MSCI USA Momentum Factor ETF	5,100	560,898
PowerShares Dynamic Semiconductors Portfolio	11,000	587,290
PowerShares QQQ TrustSM, Series 1	14,400	2,407,824
SPDR® S&P 500® ETF Trust	6,400	1,738,560
		7,935,268

Total Exchange-Traded Funds (Cost $23,454,657)		$24,825,646

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Topturn OneEighty Fund SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 13.7%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 1.26% (b) (Cost $3,943,784)	3,943,784	$3,943,784

Total Investments at Value — 100.1% (Cost $27,398,441)		$28,769,430

Liabilities in Excess of Other Assets — (0.1%)		(19,333)

Net Assets — 100.0%		$28,750,097

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of February 28, 2018.
See accompanying notes to financial statements.

7

Topturn OneEighty Fund STATEMENT OF ASSETS AND LIABILITIES February 28, 2018 (Unaudited)
ASSETS
Investments in securities:
At acquisition cost	$27,398,441
At value (Note 2)	$28,769,430
Dividends receivable	3,024
Other assets	10,268
Total assets	28,782,722

LIABILITIES
Payable to Adviser (Note 4)	22,605
Payable to administrator (Note 4)	7,210
Other accrued expenses	2,810
Total liabilities	32,625

NET ASSETS	$28,750,097

NET ASSETS CONSIST OF:
Paid-in capital	$27,165,529
Distributions in excess of net investment income	(46,267)
Accumulated net realized gains from investment transactions	259,846
Net unrealized appreciation on investments	1,370,989
NET ASSETS	$28,750,097

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	2,548,136

Net asset value, offering price and redemption price per share (Note 2)	$11.28

See accompanying notes to financial statements.

8

Topturn OneEighty Fund STATEMENT OF OPERATIONS For the Six Months Ended February 28, 2018 (Unaudited)
INVESTMENT INCOME
Dividend income	$268,591

EXPENSES
Investment advisory fees (Note 4)	138,000	*
Professional fees	20,909
Fund accounting fees (Note 4)	16,284
Administration fees (Note 4)	15,000
Compliance fees (Note 4)	6,000
Transfer agent fees (Note 4)	6,000
Trustees’ fees and expenses (Note 4)	4,952
Custody and bank service fees	3,484
Registration and filing fees	3,176
Printing of shareholder reports	2,317
Postage and supplies	1,501
Insurance expense	1,288
Other expenses	6,699
Total expenses	225,610

NET INVESTMENT INCOME	42,981

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from investment transactions	676,938
Capital gain distributions from regulated investment companies	36,818
Net change in unrealized appreciation (depreciation) on investments	2,080
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	715,836

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$758,817

*	Includes $9,080 of prior years’ advisory fee reductions recouped by the Adviser (Note 4).
See accompanying notes to financial statements.

9

Topturn OneEighty Fund STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
FROM OPERATIONS
Net investment income	$42,981	$10,485
Net realized gains from investment transactions	676,938	544,970
Capital gain distributions from regulated investment companies	36,818	5,329
Net change in unrealized appreciation (depreciation) on investments	2,080	820,115
Net increase in net assets resulting from operations	758,817	1,380,899

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
From net investment income	(47,112)	(47,476)
From net realized gains on investments	(992,878)	(91,639)
Decrease in net assets from distributions to shareholders	(1,039,990)	(139,115)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	3,605,850	9,824,988
Net asset value of shares issued in reinvestment of distributions to shareholders	1,039,990	139,114
Payments for shares redeemed	(343,135)	(2,851,411)
Net increase in net assets from capital share transactions	4,302,705	7,112,691

TOTAL INCREASE IN NET ASSETS	4,021,532	8,354,475

NET ASSETS
Beginning of period	24,728,565	16,374,090
End of period	$28,750,097	$24,728,565

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(46,267)	$(42,136)

CAPITAL SHARE ACTIVITY
Shares sold	310,319	902,357
Shares reinvested	91,953	13,161
Shares redeemed	(29,641)	(266,074)
Net increase in shares outstanding	372,631	649,444
Shares outstanding at beginning of period	2,175,505	1,526,061
Shares outstanding at end of period	2,548,136	2,175,505

See accompanying notes to financial statements.

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Topturn OneEighty Fund FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31, 2017		Period Ended August 31, 2016 (a)
Net asset value at beginning of period	$11.37		$10.73		$10.00

Income from investment operations:
Net investment income	0.02		0.01		0.03
Net realized and unrealized gains on investments	0.36		0.72		0.73
Total from investment operations	0.38		0.73		0.76

Less distributions:
From net investment income	(0.02)		(0.03)		(0.03)
From net realized gains on investments	(0.45)		(0.06)		(0.00	)(b)
Total distributions	(0.47)		(0.09)		(0.03)

Net asset value at end of period	$11.28		$11.37		$10.73

Total return (c)	3.35	%(d)	6.85%		7.65	%(d)

Net assets at end of period (000’s)	$28,750		$24,729		$16,374

Ratios/supplementary data:
Ratio of total expenses to average net assets (e)	1.68	%(f)(g)	2.03%		2.38	%(g)

Ratio of net expenses to average net assets (e)	1.75	%(g)	1.75	%(h)	1.75	%(g)(h)

Ratio of net investment income to average net assets (i)	0.19	%(g)	0.05	%(h)	0.32	%(g)(h)

Portfolio turnover rate	222	%(d)	303%		261	%(d)

(a)	Represents the period from the commencement of operations (September 1, 2015) through August 31, 2016.
(b)	Amount rounds to less than 0.01 per share.
(c)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes dividends or capital gains distributions, if any, are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would have been lower if the Adviser had not reduced advisory fees.

(d)	Not annualized.
(e)	The ratios of expenses to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invests (Note 5).
(f)	Ratio was determined excluding recoupment of previously reduced advisory fees (Note 4).
(g)	Annualized.
(h)	Ratio was determined after advisory fee reductions (Note 4).
(i)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends and distributions by the underlying investment companies in which the Fund invests.
See accompanying notes to financial statements.

11

Topturn OneEighty Fund
NOTES TO FINANCIAL STATEMENTS

February 28, 2018 (Unaudited)

1. Organization

Topturn OneEighty Fund (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report.

The investment objective of the Fund is to seek long-term capital appreciation.

2. Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows accounting and reporting guidance under Financial Accounting Standard Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Securities valuation – The Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Exchange-traded funds (“ETFs”) are valued at the security’s last sale price on the primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. Investments representing shares of other open-end investment companies, including money market funds, are valued at their net asset value as reported by such companies. When using a quoted price and when the market is considered active, these securities will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”) of the Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities.

Fixed income securities, if any, are generally valued using prices provided by an independent pricing service approved by the Board. The independent pricing service will employ methodologies that they believe are appropriate, including actual market transactions, broker-dealer supplied valuations, matrix pricing, or other electronic data processing techniques. These techniques generally consider such factors as security prices, yields, maturities, call features, ratings, and developments relating to specific securities in arriving at valuations.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

12

Topturn OneEighty Fund NOTES TO FINANCIAL STATEMENTS (Continued)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2018:

	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$24,825,646	$—	$—	$24,825,646
Money Market Funds	3,943,784	—	—	3,943,784
Total	$28,769,430	$—	$—	$28,769,430

As of February 28, 2018, the Fund did not have any transfers between Levels. In addition, the Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of February 28, 2018. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

Share valuation – The NAV per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the NAV per share.

Investment income – Dividend income and realized capital gain distributions are recorded on the ex-dividend date or as soon as the information is available (if after the ex-dividend date). Interest income is accrued as earned.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – The Fund will distribute to shareholders any net investment income dividends and net realized capital gains distributions at least once each year. The amount of such dividends and distributions are determined in accordance with federal

13

Topturn OneEighty Fund NOTES TO FINANCIAL STATEMENTS (Continued)

income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid by the Fund during the periods ended February 28, 2018 and August 31, 2017 was as follows:

Period Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
2/28/2018	$519,775	$520,215	$1,039,990
8/31/2017	$121,974	$17,141	$139,115

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of February 28, 2018:

Tax cost of portfolio investments	$27,622,615
Gross unrealized appreciation	$1,412,919
Gross unrealized depreciation	(266,104)
Net unrealized appreciation	1,146,815
Other net gains	437,753
Accumulated earnings	$1,584,568

The difference between the federal income tax cost of portfolio investments and the financial statement cost of portfolio investments is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

14

Topturn OneEighty Fund NOTES TO FINANCIAL STATEMENTS (Continued)

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current and all open tax periods (periods ended August 31, 2016 and August 31, 2017) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. Federal.

3. Investment Transactions

During the six months ended February 28, 2018, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $55,182,286 and $55,169,704, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by Topturn Fund Advisors, LLC (the “Adviser”) pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at the annual rate of 1.00% of its average daily net assets.

Pursuant to an Expense Limitation Agreement (“ELA”), the Adviser has contractually agreed, until January 1, 2019, to reduce investment advisory fees and reimburse other expenses to the extent necessary to limit total annual operating expenses (exclusive of brokerage costs; taxes; interest; costs to organize the Fund; acquired fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs; other expenses not incurred in the ordinary course of the Fund’s business; and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940) to an amount not exceeding 1.75% of the Fund’s average daily net assets. During the six months ended February 28, 2018, the Adviser did not reduce its advisory fee.

Under the terms of the ELA, investment advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided the repayments do not cause total annual operating expenses to exceed the lesser of (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. During the six months ended February 28, 2018, the Adviser recouped past fee reductions in the amount of $9,080. As of February 28, 2018, the Adviser may seek recoupment of investment advisory fee reductions totaling $118,415 no later than the dates stated below:

August 31, 2019	$63,433
August 31, 2020	54,982

15

Topturn OneEighty Fund NOTES TO FINANCIAL STATEMENTS (Continued)

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, compliance, and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses, including, but not limited to, postage, supplies, and costs of pricing the Fund’s portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers and a Trustee of the Trust are also officers of Ultimus and the Distributor and are not paid by the Fund for serving in such capacities.

TRUSTEE COMPENSATION

Each Trustee who is not an “interested person” of the Trust (“Independent Trustee”) receives a $1,000 annual retainer from the Fund, paid quarterly, except for the Board Chairperson who receives a $1,200 annual retainer from the Fund, paid quarterly. Each Independent Trustee also receives from the Fund a fee of $500 for each Board meeting attended plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDER OF FUND SHARES

As of February 28, 2018, the following shareholder owned of record 5% or more of the outstanding shares of the Fund:

Name of Record Owner	% Ownership
Charles Schwab & Company, Inc. (for the benefit of its customers)	97%

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholder’s meeting.

5. Investments in Other Investment Companies

The Fund may invest a significant portion of its assets in shares of one or more investment companies, including ETFs. The Fund will incur additional indirect expenses due to acquired fund fees and expenses to the extent it invests in shares of other investment companies. ETFs issue their shares to authorized participants in return for a specific basket of securities. The authorized participants then sell the ETF’s shares on the secondary market. In other words, ETF shares are traded on a securities exchange based on their market value. There are certain risks associated with investments in ETFs. Investments in ETFs are subject to the risk that the ETF’s shares may trade at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risk that the Fund receives less than NAV when selling an ETF) to the ETF’s NAV. Investments in ETFs are

16

Topturn OneEighty Fund NOTES TO FINANCIAL STATEMENTS (Continued)

also subject to index-tracking risk because the total return generated by the securities will be reduced by transaction costs and expenses not incurred by the indices. Certain securities comprising the index tracked by an ETF may temporarily be unavailable, which may further impede the ETF’s ability to track their applicable index or match the index’s performance. Finally, ETF shares are also subject to the risks applicable to the underlying basket of securities. As of February 28, 2018, the Fund had 86.4% of the value of its net assets invested in shares of ETFs.

6. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

7. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

17

Topturn OneEighty Fund ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (September 1, 2017) and held until the end of the period (February 28, 2018).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

18

Topturn OneEighty Fund ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expense Ratio (a)	Expenses Paid During Period (b)
Based on Actual Fund Return	$1,000.00	$1,033.50	1.75%	$8.82
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,016.12	1.75%	$8.75

(a)	Annualized, based on the Fund’s most recent one-half year expenses.
(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-261-2884, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-888-261-2884, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of the Fund’s portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-888-261-2884. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

19

Topturn OneEighty Fund
CUSTOMER PRIVACY NOTICE

FACTS	WHAT DOES THE TOPTURN ONEEIGHTY FUND (the “Fund”) DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■ Social Security number

■ Assets

■ Retirement Assets

■ Transaction History

■ Checking Account Information

■ Purchase History

■ Account Balances

■ Account Transactions

■ Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-888-261-2884

20

Topturn OneEighty Fund

CUSTOMER PRIVACY NOTICE (Continued)

Who we are
Who is providing this notice?	Topturn OneEighty Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

■ Open an account

■ Provide account information

■ Give us your contact information

■ Make deposits or withdrawals from your account

■ Make a wire transfer

■ Tell us where to send the money

■ Tell us who receives the money

■ Show your government-issued ID

■ Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■ Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■ Affiliates from using your information to market to you

■ Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■ Topturn Fund Advisors, LLC, the investment adviser to the Fund, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ The Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Fund does not jointly market.

21

Item 2. Code of Ethics.

Not required

Item 3. Audit Committee Financial Expert.

Not required

Item 4. Principal Accountant Fees and Services.

Not required

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Committee of Independent Trustees shall review shareholder recommendations for nominations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing and addressed to the Committee at the registrant’s offices. The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13. Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(a)(4) Change in the registrant’s independent public accountants: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act
Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ultimus Managers Trust

By (Signature and Title)*		/s/ Frank L. Newbauer
Frank L. Newbauer, Secretary

Date	May 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ David R. Carson
David R. Carson, Principal Executive Officer of Alambic Mid Cap Growth Plus Fund, Alambic Mid Cap Value Plus Fund, Alambic Small Cap Growth Plus Fund, Alambic Small Cap Value Plus Fund, Blue Current Global Dividend Fund, Marshfield Concentrated Opportunity Fund and Topturn OneEighty Fund

Date	May 9, 2018

By (Signature and Title)*		/s/ Jennifer L. Leamer
Jennifer L. Leamer, Treasurer and Principal Accounting Officer

Date	May 9, 2018

*	Print the name and title of each signing officer under his or her signature.